Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Jun. 03, 2013	Jun. 20, 2012
Document And Entity Information
Entity Registrant Name	Organic Alliance, Inc.
Entity Central Index Key	0001442634
Document Type	10-K
Document Period End Date	Dec 31, 2012
Amendment Flag	true
Amendment Description

The purpose of this Amendment No. 1 to Organic Alliance Inc. Annual Report on Form 10-K for the year ended December 31, 2012, filed with the Securities and Exchange Commission on June 4, 2013 (the “Form 10-K”), is to furnish Exhibit 101 to the Form 10-K in accordance with Rule 405 of Regulation S-T. Exhibit 101 to this report provides the financial statements and related notes from the Form 10-K formatted in XBRL (eXtensible Business Reporting Language).

Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	No
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 920,930
Entity Common Stock, Shares Outstanding		18,473,554
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012

Consolidated Balance Sheet (USD $)	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash	$ 159,346	$ 5,852
Accounts receivable, net	211,288	128,886
Inventory	139,888	0
Prepaid expenses and other current assets	98,074	23,527
Total current assets	608,596	158,265
Total Assets	608,596	158,265
Current liabilities:
Accounts payable	993,240	1,179,753
Due to factor	213,778	82,087
Accrued expenses and other current liabilities	1,734,863	2,001,427
Derivative liabilities	432,030	155,813
Notes payable to related parties and others, net of discounts	3,936,955	1,128,549
Total current liabilities	7,310,866	4,547,629
Stockholders' Deficiency:
Preferred stock, no stated value; 10,000,000 shares authorized; -0- shares issued and outstanding as of December 31, 2012 and December 31, 2011
Common stock, $.0001 par value, 100,000,000 shares authorized, 17,795,376 and 11,032,593 shares issued and outstanding as of December 31, 2012 and December 31, 2011, respectively	1,780	1,103
Additional paid-in capital	13,872,597	9,064,265
Accumulated deficit	(20,576,647)	(13,454,732)
Total stockholders' deficiency	(6,702,270)	(4,389,364)
Total Liabilities and Stockholders' Deficiency	$ 608,596	$ 158,265

Consolidated Balance Sheet (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Preferred stock, par value
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	17,795,376	11,032,593
Common stock, shares outstanding	17,795,376	11,032,593

Consolidated Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Statement [Abstract]
Revenue	$ 1,855,391	$ 1,004,176
Cost of sales	1,611,686	984,248
Gross margin	243,705	19,928
General and administrative expenses	3,204,403	2,694,313
Operating loss	(2,960,698)	(2,674,385)
Other (income) expense:
Interest expense	2,268,862	602,756
Change in fair value of derivative liability	1,892,355	(219,210)
Total net other expenses	4,161,217	383,546
Net loss	$ (7,121,915)	$ (3,057,931)
Basic and diluted loss per share	$ (0.41)	$ (0.25)
Weighted average number of common shares outstanding - basic and diluted	17,479,841	12,267,539

Consolidated Statement of Stockholders Equity (Deficiency) (USD $)	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning Balance, Amount at Dec. 31, 2010	$ 286	$ 7,267,666	$ (10,396,801)	$ (3,128,849)
Beginning Balance, Shares at Dec. 31, 2010	2,859,475
Issuance of common stock for Services, shares	2,782,044
Issuance of common stock for Services, amount	279	743,946		744,225
Issuance of commn stock to retire debt of related parties and others, shares	4,823,217
Issuance of commn stock to retire debt of related parties and others, amount	482	274,026		274,508
Conversion of notes payable into shares of common stock, shares	642,857
Conversion of notes payable into shares of common stock, amount	64	24,936		25,000
Reclassification of derivative liability to equity upon conversion of note		66,836		66,836
Discount on conversion option		162,942		162,942
Share-based compensation		523,905		523,905
Cancellation of common stock, shares	(75,000)
Cancellation of common stock, amount	(8)	8
Net Loss			(3,075,931)	(3,057,931)
Ending Balance, Amount at Dec. 31, 2011	1,103	9,064,265	(13,454,732)	(4,389,364)
Ending Balance, Shares at Dec. 31, 2011	11,032,593
Issuance of common stock for Services, shares	3,623,708
Issuance of common stock for Services, amount	362	1,193,589		1,193,951
Issuance of commn stock to retire debt of related parties and others, shares	1,570,679
Issuance of commn stock to retire debt of related parties and others, amount	158	75,473		75,631
Conversion of notes payable into shares of common stock, shares	1,568,396
Conversion of notes payable into shares of common stock, amount	157	(27,504)		(27,347)
Reclassification of derivative liability to equity upon conversion of note		1,787,542		1,787,542
Reclassification of derivative liability to equity upon amendments		1,152,144		1,152,144
Discount on shares issued for notes payable		296,405		296,405
Share-based compensation		330,683		330,683
Net Loss			(7,121,915)	(7,121,915)
Ending Balance, Amount at Dec. 31, 2012	$ 1,780	$ 13,872,597	$ (20,576,647)	$ (6,702,270)
Ending Balance, Shares at Dec. 31, 2012	17,795,376

Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net loss	$ (7,121,915)	$ (3,057,931)
Adjustments to reconcile net loss to net cash used in operating activities:
Common stock issued for services	464,210	750,225
Share-based compensation	330,683	523,905
Non-cash interest	82,470	106,708
Provision for doubtful accounts	1,892,355	(219,210)
Change in fair value of derivative liability	4,500	24,961
Amortization on discount of note payable	1,383,551	309,999
Changes in operating assets and liabilities:
Accounts receivable	(86,902)	(105,249)
Inventory	(139,888)
Prepaid expenses and other current assets	(74,547)	(16,896)
Accounts payable	(186,513)	(408,362)
Accrued expenses and other current liabilities	427,332	1,035,505
Net cash used in operating activities	(3,024,664)	(1,056,345)
Cash flows from financing activities
Proceeds from notes and loans payable	3,080,000	1,024,704
Proceeds from issuance of common stock	6,250
Principal payments on note payable	(39,783)	(46,055)
Due to factor - net of repayment	131,691	82,087
Net cash provided by financing activities	3,178,158	1,060,736
Net increase (decrease) in cash	153,494	4,391
Cash - beginning of the period	5,852	1,461
Cash - end of the period	159,346	5,852
Supplemental disclosures:
Interest paid	802,841	111,643
Supplemental disclosure for non-cash financing activities:
Discount on notes payable	1,627,950	413,274
Reclassification of derivative liabilities upon conversion of note	2,939,686	66,836
Common stock to be issued	27,347
Issuance of common stock to settle notes payable		274,507
Issuance of common stock to convert notes payable	75,631	25,000
Issuance of common stock to settle liability	$ 1,146,701

Nature of Business	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Business

1.	NATURE OF BUSINESS AND OTHER MATTERS

Organic Alliance, Inc. is a global grower and marketer of organic, Fair Trade and conventional fresh fruits and vegetables. By establishing collaborative relationships with key growers, the Company has built a vertically integrated supply chain that enables it to support its customers with an increasing variety of certified sustainable products, sensible pricing, steady supply and inspiring multi-media stories from our many producing communities.

History - NB Design & Licensing, Inc. (“NB Design”), a Nevada corporation, was organized in September 2001. Its former parent, New Bridge Products, Inc., incorporated in August 1995 as a manufacturer of minivans, filed a petition in bankruptcy under Chapter 11 of the U.S. Bankruptcy Code. Its Plan of Reorganization was approved by the U.S. Bankruptcy Court for the District of Arizona in September 2002, and NB Design was discharged from bankruptcy in October 2002. NB Design was inactive from October 2002 to April 29, 2008.

 Organic Alliance, Inc., a Texas corporation (“Organic Texas”) was organized on February 19, 2008 to sell organically grown fruits and vegetables. During the second quarter of 2009, it ceased being a development stage company when it commenced its operations.

On April 29, 2008, NB Design acquired all 10,916,917 issued and outstanding shares of common stock of Organic Texas for 464,999 shares of the NB Design’s common stock. Organic Texas thereupon became a wholly-owned subsidiary of NB Design. The business of Organic Texas is the only business of NB Design. The Company operates in California.

The acquisition of Organic Texas, a private operating company, by NB Design, a non-operating public shell corporation with nominal net assets, was accounted for as a reverse capitalization in accordance with the Securities and Exchange Commission’s (“SEC”) Division of Corporate Financial Reporting manual Topic 12 “Reverse Acquisition and Reverse Capitalization”. As such, the acquisition was treated as a capital transaction rather than a business combination, and no goodwill was recorded. NB Design was the legal acquirer because it issued its equity interests, and Organic Texas was the legal acquiree because its equity interests were acquired. However, NB Design was the acquiree and Organic Texas was the acquirer for accounting purposes. Organic Texas is treated as the continuing reporting entity that acquired the registrant, NB Design. The pre-acquisition financial statements of Organic Texas are treated as the historical financial statements of the consolidated companies.

On June 2, 2008, NB Design changed its name to Organic Alliance, Inc. On August 29, 2008, Organic Texas changed its name to Organic Texas, Inc. All references throughout this report to “Organic Alliance, Inc.” or the “Company” refers to Organic Alliance, Inc. and its wholly-owned subsidiary, Organic Texas, except where the context makes clear that the reference is only to Organic Alliance, Inc.

During November 2010, the Company increased the number of authorized shares of common stock from 60 million shares to 2 billion shares.

On February 14, 2011, the Company executed a 20:1 reverse split and decreased the number of authorized shares of common stock from 2 billion shares to 100 million shares.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation - The Company's consolidated financial statements have been prepared on an accrual basis of accounting, in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for financial information and with the rules and regulations for the SEC.

Use of Estimates - The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Significant estimates that are particularly sensitive to change in the near term include, but are not limited to, realization of deferred tax assets, allowance for doubtful accounts, and assumptions used in derivative valuations and share based payment transactions. Actual results could differ from those estimates.

Principles of Consolidation - The consolidated financial statements include the accounts of Organic Alliance, Inc. and its wholly-owned subsidiary, Organic Texas, Inc. (collectively, the “Company”). All significant inter-company transactions and balances have been eliminated in consolidation.

Allowance for Doubtful Accounts - An allowance for uncollectible accounts receivable is recorded based on a combination of aging analysis, past practices and any specific troubled accounts. The Company’s produce is sold to the Company’s customers for cash or on credit terms which are established in accordance with local and industry practices and typically require payment within 10 to 30 days of delivery. Accounts are written off when uncollectibility is confirmed. Subsequent recoveries, if any, are credited to the allowance account. The allowance for doubtful accounts amounted to $5,000 and $77,969 at December 31, 2012 and December 31, 2011, respectively.

In addition, the Company factors its receivables with full recourse and, as a result, accounts for the factoring akin to a secured borrowing, maintaining the gross receivable asset and due to factor liability on its books and records. In connection with the factoring of its receivables, the Company estimates an allowance for factoring fees associated with the collections. These fees range from 3% to 5% depending on the actual timing of the collection. The actual recognition and amount of such fees may differ from the estimates depending upon the timing of collections.

Inventory - Inventory is stated at the lower of cost (first-in, first-out) or market, and includes principally produce the Company purchases from growers ($41,547) and packaging materials ($98,341). The Company held $139,888 and $0 of inventory as of December 31, 2012 and December 31, 2011, respectively.

Income Taxes - The Company uses the asset and liability method of accounting for income taxes in accordance with ASC Topic 740, “Income Taxes”. Under this method, income tax expense is recognized for the amount of (i) taxes payable or refundable for the current year and (ii) deferred tax consequences of temporary differences resulting from matters that have been recognized in an entity’s financial statements or tax returns. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the results of operations in the period that includes the enactment date. A valuation allowance is provided to reduce the deferred tax assets reported if based on the weight of the available positive and negative evidence, it is more likely than not some portion or all of the deferred tax assets will not be realized.

Fair Value of Financial Instruments - The carrying amounts of financial instruments, including cash, receivables, accounts payable and accrued expenses approximated fair value as of the balance sheet date presented, because of the relatively short maturity dates on these instruments. The carrying amounts of the notes payable issued approximate fair value as of the balance sheet date presented, because interest rates and other terms on these instruments approximate terms currently available on similar instruments.

Derivative Financial Instruments - The Company does not use derivative instruments to hedge exposures to cash flow, market or foreign currency risks. The Company evaluates all of its financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives. For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value and is then re-valued at each reporting date, with changes in the fair value reported in the statements of operations. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is evaluated at the end of each reporting period. Derivative liabilities are classified in the balance sheet as current or non-current based on whether or not net-cash settlement of the instrument could be required within 12 months of the balance sheet date.

The accounting treatment of derivative financial instruments requires that the Company record the conversion option and related warrants at their fair values as of the inception date of the agreements, and at fair value as of each subsequent balance sheet date. As a result of entering into the convertible notes, the Company is required to classify all other non-employee warrants as derivative liabilities and record them at their fair values at each balance sheet date. Any change in fair value was recorded as a change in the fair value of derivative liabilities for each reporting period at each balance sheet date. The Company reassesses the classification at each balance sheet date. If the classification changes as a result of events during the period, the contract is reclassified as of the date of the event that caused the reclassification.

The fair value of conversion options at a fixed number of shares are recorded using the intrinsic value method. Conversion options at variable rates and any options and warrants with ratchet provisions are deemed to contain a “down-round protection”. Accordingly, they do not meet the scope exception for treatment as a derivative under ASC 815 since “down-round protection” is not an input into the calculation of the fair value of the equity instruments and cannot be considered “indexed to the Company’s own stock”, which is a requirement for the scope exception as outlined under ASC 815. The Company determined the fair value of the Binomial Lattice Model and the Black-Scholes Method to be materially the same. Warrants that had been reclassified to derivative liability that did not contain “down-round protection” were valued using the black-scholes model.

For the Black-Scholes pricing model, which approximates the binomial lattice model, the Company used the following assumptions and weighted average fair value ranges for the years ended December 31:

	2012	2011
Risk-free interest rate	0.17% - 0.71%	0.06% - 0.30%
Dividend yield	N/A	N/A
Expected volatility	37.1%-54.7%	32.4% – 42.8%
Expected life in months and years	3 months – 48 months	9 months – 2 years

For the binomial lattice options pricing model, the Company used the following assumptions and weighted average fair value ranges for the year ended December 31:

	2012	2011
Risk-free interest rate	0.14% - 0.34%	0.01%-2.00%
Dividend yield	N/A	N/A
Expected volatility	31.6%-56.0%	33.4% - 57.5%
Expected life in months and years	3 months – 4.3 years	1 month - 5 years

Revenue Recognition - Revenue is recorded when (1) the customer accepts delivery of the product, title has been transferred, and the Company has no significant obligations remaining to be performed; (2) a final understanding as to specific nature and terms of the agreed upon transaction has occurred; (3) price is fixed and (4) collection is reasonably assured.

Share Based Compensation – The Company accounts for share-based compensation in accordance with the fair value recognition provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) No. 718. For employees and directors, the fair value of the award is measured on the grant date, and for non-employees the fair value of the award is generally re-measured on interim financial reporting dates until the service period is complete.

Option valuation models require the input of highly subjective assumptions, including the expected life of the option, and such assumptions can materially affect the fair value estimate. The fair value of share-based payment awards was estimated using the Black-Scholes option pricing model. The Company uses historical data to estimate option exercise and employee termination within the valuation model; separate groups of employees that have similar historical exercise behavior are considered separately for valuation purposes. The expected term of options granted is derived from the output of the option valuation model and represents the period of time that options granted are expected to be outstanding. The risk-free interest rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant.

For the Black-Scholes pricing model, the Company used the following assumptions and weighted average fair value ranges for the years ended December 31, 2012, and 2011:

	2012	2011
Risk-free interest rate	0.32% - 2.54%	0.39% - 2.54%
Dividend yield	N/A	N/A
Expected volatility	35.7% - 50.2%	50.2% - 57.7%
Expected life in years	2.5 - 7	3 – 7

Concentrations

·	Credit Risk - The Company maintains cash balances at various high quality federally insured financial institutions, with balances at times, in excess of federally insured limits. Management believes that the financial institutions that hold the Company’s deposits are financially sound and therefore pose a minimum credit risk. The Company has not experienced any losses in such accounts.
·	Major customers - The Company has two major customers, which accounted for approximately 25% and 22% of sales for the years ended December 31, 2012 and 2011, respectively. For the year ended December 31, 2012, the total sales comprised of customer A 14%, customer B 11% compared to the year ended December 31, 2011, comprised of customer C 12% and customer D 10%. The loss of any of these customers could adversely affect the Company's operations.
·	Major receivables - The Company has four major receivables at December 31, 2012 comprised of customer E 20%, customer F 17%, customer G 15% and customer H 13% compared to three major receivables at December 31, 2011, comprised of customer I 36%, customer C 33% and customer J 13%.
·	Major suppliers - The Company has two and four major suppliers, which accounted for approximately 44% and 54% of purchases for the years ended December 31, 2012 and 2011, respectively. The loss of any of these suppliers could adversely affect the Company's operations.

Net Loss Per Share - Basic loss per share was computed using the weighted average number of outstanding common shares. Diluted loss per share includes the effect of dilutive common stock equivalents from the assumed exercise of options, warrants and convertible notes. Common stock equivalents were excluded in the computation of diluted loss per share since their inclusion would be anti-dilutive.

In accordance with ASC 260 “Earnings per Share”, the Company has given effect to the issuance of warrants to purchase 1,100,000 and 2,795,538 shares of the Company’s common stock as of December 31, 2012 and 2011, respectively, exercisable at $0.01. These warrants have been included in computing the basic net loss per share for the years ended December 31, 2012 and 2011. Additionally, included in the Company’s weighted average shares outstanding are 234,367 and 3,529,897 shares earned, but not issued, as at December 31, 2012 and 2011, respectively.

Total common stock equivalents which were excluded (since their inclusion would be anti-dilutive) are those shares issuable upon the exercise of warrants, options and the conversion of convertible notes, as of December 31, 2012 and 2011 were as follows:

	December 31,
	2012	2011
Options	8,042,896	2,983,750
Warrants	14,494,340	3,066,602
Convertible notes	3,790,800	5,446,125
Total Common stock equivalents	26,328,036	11,496,477

Recently Issued Accounting Standards

Management does not believe that any recently issued, but not effective, accounting standards, if currently adopted, would have a material effect on the Company’s financial statements.

Going Concern	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Going Concern

3.	GOING CONCERN

The consolidated financial statements have been prepared using accounting principles generally accepted in the United States of America applicable for a going concern which assumes that the Company will realize its assets and discharge its liabilities in the ordinary course of business. As of December 31, 2012, the Company had limited cash, a working capital deficit of approximately $6,702,000, accumulated losses of approximately $20,577,000 since its inception, and has withheld $286,027 of payroll tax liabilities including penalties and interest from wages paid which have yet to be remitted to the taxing authorities and are delinquent. The Company currently is delinquent with its payroll tax filings since December 31, 2008; however, since April 1, 2012 the Company has been remitting payroll tax on a current basis. The Company’s accounts receivable are pledged per a factoring agreement. At December 31, 2012, the Company was not compliant with the repayments terms of various notes payable for an aggregate of approximately $1,292,000 including accrued interest. Its ability to continue as a going concern is dependent upon the ability of the Company to obtain the necessary financing to meet its obligations and pay its liabilities arising from normal business operations when they come due, and increasing its revenue in order to achieve profitable operations. The outcome of these matters cannot be predicted with any certainty at this time and raises substantial doubt that the Company will be able to continue as a going concern. These consolidated financial statements do not include any adjustments to the amounts and classification of assets and liabilities that may be necessary should the Company be unable to continue as a going concern.

The Company intends to overcome the circumstances that impact its ability to remain a going concern through a combination of growing high margin revenues, with interim cash flow deficiencies being addressed through additional equity and debt financing. The Company anticipates raising additional funds through public or private financing, strategic relationships or other arrangements in the near future to support its business operations; however the Company do not have commitments from third parties for a sufficient amount of additional capital, the Company cannot be certain that any such financing will be available on acceptable terms, or at all, and its failure to raise capital when needed could limit its ability to continue its operations. The Company’s ability to obtain additional funding will determine its ability to continue as a going concern. Furthermore, additional equity financing may be dilutive to the holders of the Company’s common stock, and debt financing, if available, may involve restrictive covenants or may require that the Company relinquish valuable rights.

Due to Factor	12 Months Ended
Dec. 31, 2012
Receivables [Abstract]
Due to Factor

4.	DUE TO FACTOR

On November 1, 2010, the Company signed a one year agreement with a financial services company for the purchase and sale of accounts receivables which expired on October 31, 2011. The agreement is continuing on a month to month basis. The financial services company commenced funding during February 2011. The financial services company advances up to 80% of qualified customer invoices, less applicable discount fees, and holds the remaining 20% as a reserve until the customer pays the financial services company. The released reserves are used to fund other vendor purchases or returned to the Company. The Company is charged 3% for the first 30 days outstanding plus 1/10 of 1% daily for funds outstanding over 30 days. Uncollectable customer invoices are charged back to us. At December 31, 2012 the advances from the factor, inclusive of fees, amounted to $266,506 which was offset against due from factor of $52,728. Advances from the factor are collateralized by substantially all assets of the Company.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Taxes

5.	INCOME TAXES

The income tax provision (benefit) consists of the following:

	December 31,
	2012	2011
Federal
Current	$0	$0
Deferred	(2,394,782)	(716,557))

State and local
Current	—	—
Deferred	(639,726)	(209,586)
	(3,034,508)	(926,143)
Change in valuation allowance	3,034,508	926,143
Income tax provision (benefit)	$0	$0

The provision (benefit) for income taxes using the federal statutory rate as compared to the Company’s effective rate is as follows:

	December 31,
	2012	2011

U.S. Statutory federal rate	(34.00)%	(34.00) .%
State income tax, net of federal benefits	(5.80)	(5.80)
Other permanent differences	2.40	1.00
Section 382 impairment	0.00	8.50
Bad Debt Deferred True Up	(0.10)	0.00
Deferred True Up	(6.30)	0.00
Change in valuation allowance	43.80	30.30
Income tax provision (benefit)	0.00%	0.00%

The Company’s deferred tax assets (liabilities) consisted of the effects of temporary differences attributable to the following:

	December 31,
	2012	2011
Share based compensation	$3,359,742	$2,979,541
Start-up costs	255,673	278,233
Federal net operating loss carryovers	2,837,275	1,165,428
State net operating loss carryovers	803,497	326,664
Bad debt reserve	1,992	19,554
Related party interest expense	10,948	10,948
Accrued compensation	557,303	15,781
Charitable contributions	4,227	0
Derivative liability	16,745	60,108

Total deferred tax assets	7,847,402	4,856.257
Less: valuation allowance	(7,830,657)	(4,796,149)
Deferred tax asset, net of valuation allowance	16,745	60,108

Deferred tax liabilities
Discount on convertible debt	(16,745)	(60,108)
Total deferred tax liabilities	(16,745)	(60,108)
Net deferred tax asset (liabilities)	$0	$0

F-13

As of December 31, 2012 and 2011, the Company had approximately $8,340,000 and $3,430,000, respectively, of U.S. federal net operating loss carryovers (“NOL’s”). As of December 31, 2012 and 2011, the Company had approximately $9,090,000 and $3,700,000 of state NOL’s, respectively. These net operating losses which, if not utilized, begin to expire in 2028. In accordance with Section 382 of the Internal Revenue Code, deductibility of the Company’s net operating loss carryovers may be subject to an annual limitation in the event of a change of control.

The Company has conducted a preliminary Section 382 analysis and has determined that there was a change of ownership on February 23, 2011 when the Company issued shares of the Company’s common stock to settle notes payable with an executive officer and a director. The Company’s NOLs through the date of ownership change are subject to an annual limitation of $116,571. The Company has not filed its federal and state tax returns since December 31, 2008 and therefore, the NOL’s for periods subsequent to 2008 will not be available to offset future taxable income until the tax returns are filed with the respective federal and state tax authorities.

In assessing the realization of deferred tax assets, Management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment. After consideration of all the information available, Management believes that significant uncertainty exists with respect to future realization of its deferred tax assets and has, therefore, established a valuation allowance of $7,830,657 and $4,796,149 at December 31, 2012 and 2011, respectively. For the year ended December 31, 2012 and 2011, the change in the valuation allowance was 3,034,508 and 926,143, respectively.

As of December 31, 2012 and 2011, no liability for unrecognized tax benefits was required to be reported.

The guidance also discusses the classification of related interest and penalties on income taxes. The Company’s policy is to record interest and penalties incurred in connection with income taxes as a component of income tax expense. No interest or penalties were recorded during the years ended December 31, 2012 and 2011.

The Company files U.S. federal and state income tax returns in California. These tax returns are subject to examination by tax authorities for years beginning in December 31, 2008.

Preferred Stock	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Preferred Stock

6.	PREFERRED STOCK

The Company’s articles of incorporation authorize its Board of Directors to issue up to 10,000,000 shares of preferred stock in one or more series without stockholder approval. Each such series of preferred stock may have such number of shares, designations, preferences, voting powers, qualifications, and special or relative rights or privileges as are determined by The Company’s Board of Directors. At December 31, 2012 and 2011, no shares of preferred stock were issued or outstanding.

In August 2010, the Company signed a one year consulting agreement with a consultant to provide investor and public relation services. The consultant’s compensation includes convertible preferred stock which, at the final determination date, will be converted into shares of the Company’s common stock equivalent to 25% of outstanding common shares, as defined in the agreement. The consultant elected to receive the common stock equivalent directly as compensation. The Company calculated the fair value of the award to be $868,724 or 4,169,638 shares of common stock. The Company accrued $506,680 of stock-based compensation for these services during the year ended December 31, 2011, which has been included in accrued expenses and other current liabilities. During March 2011, 695,930 shares of common stock valued at $173,982 were issued to the consultant for the settlement of a portion of the accrued compensation, with the remaining 3,473,708 shares of common stock valued at $694,742. The 3,473,708 shares of common stock were issued to the consultant on July 23, 2012 and valued at $0.33 per share, according to the closing price from NASDAQ.com. The final valuation resulted in $451,581 recorded as an additional component of stock-based compensation expense in the accompanying consolidated statement of operations.

Equity Transactions	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Equity Transactions

7.	EQUITY TRANSACTIONS

During April 2010, the Company issued 25,000 shares of common stock to a consultant for investor relations services to be provided over a one year term beginning April 18, 2010. The fair value of the award on the date of issuance was $20,000 and was amortized ratably over a one year term. The Company recorded a charge of $6,000 for the year ended December 31, 2011.

On February 14, 2011, the Company executed a 20:1 reverse split and decreased the number of authorized shares of common stock from 2 billion shares to 100 million shares.

During February 2011, the Company issued to Alicia Kriese, former director and Mark Klein, director, in the aggregate 50,000 shares of common stock for services. The fair value of the award was fully vested on the date of issuance and accordingly the Company recorded a charge for stock based compensation of $17,000 for the year ended December 31, 2011.

During February 2011, the Company issued in the aggregate to three employees 528,811 shares of common stock for services. The fair value of the award was fully vested on the date of issuance and accordingly the Company recorded a charge for stock based compensation of $179,796 for the year ended December 31, 2011.

During June 2011, the Company issued to Parker Booth, CEO, and Michael Rosenthal, director, 478,681 and 382,944, shares of common stock, respectively for services. The fair value of the award was fully vested on the date of issuance and accordingly the Company recorded a charge for stock based compensation of $172,325 for the year ended December 31, 2011.

During June 2011, the Company issued to three employees an aggregate of 45,604 shares of common stock for services. The fair value of the award was fully vested on the date of issuance and accordingly the Company recorded a charge for stock based compensation of $9,121 for the year ended December 31, 2011.

During July 2011, the Company issued 600,000 shares of common stock to a consultant for investor and public relations services. The fair value of the award was fully vested on the date of issuance and accordingly the Company recorded a charge for stock based compensation of $192,000 for the year ended December 31, 2011.

During August 2011, Tom Morrison, former CEO, returned and the Company cancelled 75,000 shares of the Company's common stock for no consideration.

During July 2012, the Company issued 150,000 shares of common stock to a consultant for public and investor relation services. The shares were valued at $0.315 per share and accordingly, the Company recorded a charge for stock based compensation of $47,235 for the year ended December 31, 2012.

During July 2012, the Company issued 3,473,708 shares of common stock to a consultant for investor and public relation services. These shares were earned in August 2010. The 3,473,708 shares of common stock were valued at $0.33 per share, according to the closing price from NASDAQ.com. The final valuation resulted in $451,581 recorded as an additional component of stock-based compensation expense in the accompanying consolidated statement of operations.

During August 2012, a banker that provides investment banking services to the Company exercised a warrant for 899,672 shares of our common stock, at an exercise price of $0.10, on a cashless basis. The Company issued 747,185 shares of common stock based on the market value of $0.59 per share on the date of exercise.

During October 2012, a group of five investors exercised warrants from the Company’s March 2012 offering of secured promissory notes into 821,211 shares of our common stock, at the exercise price of $0.10 per share, on a cashless basis. The shares were issued in December 2012.

During October and November 2012, a group of five investors exercised warrants from the Company’s March 2012 offering of secured promissory notes into 115,678 shares of our common stock, at the exercise price of $0.10 per share, on a cashless basis. The shares were issued in January 2013.

During November 2012, an investor converted a warrant from the Company’s March 2012 offering of secured promissory notes into 62,500 shares of our common stock, at the exercise price of $0.10 per share. The shares were issued in February 2013.

Notes payable, Loans and Derivative Liabilities	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Notes payable, Loans and Derivative Liabilities

8. NOTES PAYABLE, LOANS AND DERIVATIVE LIABILITES

Notes payable to related parties and others, net of discounts consists of the following:

	December 31,	December 31,
	2012	2011

Notes Payable (net of debt discount of $133,827 at December 31, 2012 and $63,114 at December 31, 2011) (A)	$2,512,753	$551,978
Notes Payable – Related Parties (net of debt discount of $47,673 at December 31, 2012 and $50,053 at December 31, 2011) (B)	509,696	348,130
Convertible Notes Payable (net of debt discount of $217,535 at December 31, 2012 and $41,469 at December 31, 2011) (C)	914,506	228,441
Total	$3,936,955	$1,128,549

(A)	Notes Payable

i.	In May 2010, an individual advanced to the Company $20,000 bearing interest at 6% per annum. As a financing incentive, the individual received a warrant to purchase 20,000 shares of the Company’s common stock at $1.00 per share. The warrants expired in November 2011. The gross proceeds of the note were recorded net of a debt discount of $9,200. The debt discount consisted of the relative fair value of the warrant of $9,200 and is accreted to interest expense ratably over the term of the note. The promissory note matured on November 17, 2011. The unpaid balance, including accrued interest, was $23,046 and $21,846 at December 31, 2012 and 2011, respectively. The Company is not compliant with the repayment terms of the note.

ii.	On February 3, 2011, the Company signed a $500,000 promissory note with a maturity date of August 2, 2012, and has a stated interest rate of 15% per annum. As a financing incentive, the lender received a three-year warrant vesting on January 31, 2011, to purchase 452,354 shares of common stock at an exercise price of $0.01 per share, and also received a five-year warrant, vesting on June 30, 2011, to purchase 452,354 shares at an exercise price of $0.01 per share. The gross proceeds from the sale of the note of $500,000 were recorded net of a discount of $137,703. The debt discount consisted of $137,703 related to the fair value of the warrants and is accreted to interest expense ratably over the term of the note which amounted to $63,114 and $74,589 for the years ended December 31, 2012 and 2011, respectively, and is included as a component of interest expense in the accompanying consolidated statement of operations. The Company has not made any note payments and received a waiver from the lender on September 1, 2011 that deferred payment until September 1, 2012 and increased the interest rate to 21% beginning April 4, 2011, the date of the first event of default. The unpaid balance, including accrued interest, was $698,534 and $593,247 at December 31, 2012 and 2011, respectively.

During December 2012 the Company amended the note to extend the due date to June 30, 2013. For executing the agreement, the holder was granted a three-year warrant to purchase 438,144 shares of the Company’s common stock, at an exercise price of $0.18 per share. In addition, the amendment set the warrant expiration date at April 28th 2016 for both the three-year and the five-year warrants issued with the original note. The Company evaluated the change in cash flows in connection with the December amendment and determined that there was a less than 10% change between the present value of the existing debt and the amended debt. As a result, the fair value of the new three-year warrants of $39,798 was expensed on the date of the amendment.

iii.	On August 1, 2012, the Company issued a $60,000 promissory note with an original issue discount of 20%. The promissory note is due on the earlier of (i) the closing by the Company of a financing or series of financings for aggregate cash proceeds of at least $1,850,000, or, (ii) July 31, 2013. As a financing incentive, the lender received a three-year warrant, vesting immediately, to purchase 50,000 shares of common stock at an exercise price of $0.50 per share. The gross proceeds from the sale of the note of $60,000 were recorded net of a discount of $11,088. The debt discount consisted of $11,088 related to the fair value of the warrant and is accreted to interest expense ratably over the term of the note which amounted to $11,088 for the year ended December 31, 2012, and is included as a component of interest expense in the accompanying consolidated statement of operations. Since the Company satisfied the requirement of item (i) and raised $1,875,000 after August 1, 2012, the discount was recognized over the shorter maturity term. The carrying value of the unpaid balance was $60,000 at December 31, 2012. The Company is not compliant with the repayment terms of the note.

iv.	On August 7, 2012, the Company issued a $30,000 promissory note with an original issue discount of 20%. The promissory note is due on the earlier of (i) the closing by the Company of a financing or series of financings for aggregate cash proceeds of at least $1,850,000, or, (ii) August 6, 2013. As a financing incentive, the lender received a three-year warrant, vesting immediately, to purchase 25,000 shares of common stock at an exercise price of $0.50 per share. The gross proceeds from the sale of the note of $30,000 were recorded net of a discount of $3,406. The debt discount consisted of $3,406 related to the fair value of the warrant and is accreted to interest expense ratably over the term of the note which amounted to $3,406 for the year ended December 31, 2012, and is included as a component of interest expense in the accompanying consolidated statement of operations. Since the Company satisfied the requirement of item (i) and raised $1,875,000 after August 7, 2012, the discount was recognized over the shorter maturity term. The carrying value of the unpaid balance was $30,000 at December 31, 2012. The Company is not compliant with the repayment terms of the note.

v.	On August 22, 2012, the Company issued a $60,000 promissory note with an original issue discount of 20%. The promissory note is due on the earlier of (i) the closing by the Company of a financing or series of financings for aggregate cash proceeds of at least $1,850,000, or, (ii) August 21, 2013. As a financing incentive, the lender received a three-year warrant, vesting immediately, to purchase 50,000 shares of common stock at an exercise price of $0.50 per share. The gross proceeds from the sale of the note of $60,000 were recorded net of a discount of $9,495. The debt discount consisted of $9,495 related to the fair value of the warrant and is accreted to interest expense ratably over the term of the note which amounted to $9,495 for the year ended December 31, 2012, and is included as a component of interest expense in the accompanying consolidated statement of operations. Since the Company satisfied the requirement of item (i) and raised $1,875,000 after August 22, 2012, the discount was recognized over the shorter maturity term. The carrying value of the unpaid balance was $60,000 at December 31, 2012. The Company is not compliant with the repayment terms of the note.

vi.	On August 23, 2012, the Company issued a $30,000 promissory note with an original issue discount of 20%. The promissory note is due on the earlier of (i) the closing by the Company of a financing or series of financings for aggregate cash proceeds of at least $1,850,000, or, (ii) August 22, 2013. As a financing incentive, the lender received a three-year warrant, vesting immediately, to purchase 25,000 shares of common stock at an exercise price of $0.50 per share. The gross proceeds from the sale of the note of $30,000 were recorded net of a discount of $4,038. The debt discount consisted of $4,038 related to the fair value of the warrant and is accreted to interest expense ratably over the term of the note which amounted to $4,038 for the year ended December 31, 2012, and is included as a component of interest expense in the accompanying consolidated statement of operations. The note was repaid in full on December 14, 2012.

i.	In December 2012, we commenced an offering of secured promissory notes for an aggregate principal amount of $2,500,000 with three-year warrants to purchase an aggregate of 5,000,000 shares our common stock (two shares for each $1 of the principal amount of the notes purchased) exercisable at $0.50 per share. The notes bear interest at 18% and have a maturity date of June 30, 2013. Notes in the aggregate principal amount of 1,000,000 and warrants to purchase an aggregate of 2,000,000 were sold in the offering. In addition, the investment banker who facilitated the sale of the notes and warrants received a three-year warrant to purchase 200,000 shares of our common stock (10% of the number of shares of common stock issuable upon exercise of the warrants sold in the offering) exercisable at $0.50 per share. The fair value of the three-year warrants issued in connection with the notes on the date of issuance aggregated $32,202, and was recorded as debt discount. The debt discount was amortized through the term of the notes and amounted to $3,944 for the year ended December 31, 2012. The unpaid balance on the notes was $1,000,000 at December 31, 2012.

(B)	Notes Payable – Related Parties

i.	In September 2008, Earnest Mathis, a former shareholder, advanced to the Company $15,000. The advance is evidenced by a promissory note bearing interest at 10% per annum. The promissory note matured on September 13, 2009. The unpaid balance, including accrued interest, was $21,446 and $19,942 at December 31, 2012 and 2011, respectively. The Company is not compliant with the repayment terms of the note.

ii.	In November 2009 and February 2010, Morrison Partners, LLC (an affiliate of Thomas Morrison, former CEO and Chairman of the Board of Directors of the Company), advanced to the Company $10,000 and $15,000, respectively. The advances are evidenced by promissory notes bearing interest at 5% per annum. The November advance provides for the issuance of 2,770 shares of the Company’s common stock as a financing incentive. The Company recorded a debt discount of $2,935 for the relative fair value of the common stock. The discount was accreted over the life of the note.

The November 2009 and February 2010 notes were due on June 30, 2010 and September 30, 2010, respectively. The unpaid balance, including accrued interest, was $28,726 and $27,472 at December 31, 2012 and, 2011, respectively. The shares have not been issued to Morrison Partners, LLC, and the Company is not in compliance with the repayment terms of the notes.

iii.	During March, 2010 through October 2011, an employee of the Company loaned to us $65,958, of which $16,000 and $49,958 was advanced during 2011 and 2010, respectively. The loans are evidenced by promissory notes payable with interest at 5% and are due on demand. The Company repaid $9,000 during 2010 and $8,000 during April 2012. In addition, the employee will be issued 47,690 shares of the Company’s common stock upon repayment of the promissory notes as additional consideration. The Company will record a fair value for these shares on the measurement date as a charge to interest expense. The unpaid balance, including accrued interest, was $54,550 and $59,974 at December 31, 2012 and 2011, respectively.

iv.	On October 17, 2011, the Company entered into a $400,000 convertible multi-draw term loan facility with an entity owned by a related party. The loan bears interest at 21% and has a maturity date of the earlier of an event of default or April 17, 2012. The Company has not made a note payment and is currently negotiating an extension of such loan. At the time of any new debt or equity financing of the Company, the loan balance, including principal and interest, may be converted into the number of fully paid and non-assessable debt instruments, shares/or units to be issued in the financing. In addition, with each drawdown the related party received a three-year warrant to purchase 2.5 shares of the Company’s common stock for each $1.00 of principal loaned at such time, up to 1,000,000 shares in the aggregate for all drawdowns. Each warrant has an exercise price of $0.10 per share, is vested upon issuance, and expires on October 17, 2014. The Company received $125,000 and $275,000 in gross proceeds during the years ended December 31, 2012 and December 31, 2011, respectively. The Company issued warrants to purchase an aggregate of 312,500 and 687,500 shares of the Company’s common stock during the years ended December 31, 2012 and December 31, 2011, respectively. The unpaid balance of the loan, including accrued interest, was $400,000 and $283,993 at December 31, 2012 and 2011, respectively.

The conversion price of the outstanding loan amounts was not fixed and determinable on the date of issuance and, as such in accordance with ASC Topic 815 “Derivatives and Hedging” (“ASC 815”), the embedded conversion option on the date of issuance was valued using the binomial lattice options pricing model and recorded as derivative liabilities. The fair value of the three-year warrants on the date of issuance aggregated $105,363, and was recorded as debt discount. The debt discount was fully amortized through the term of the loan and amounted to $85,342 and $20,021 for the years ended December 31, 2012 and 2011, respectively.

During December 2012 the Company amended the notes to remove the conversion right and extend the due date to June 30, 2013, and to amend the warrants to remove certain anti-dilution provisions. For executing the agreement, the holder was granted a three-year warrant to purchase 1,000,000 shares of the Company’s common stock, equal to two and one-half times the principal amount of the note amended, exercisable at $0.20 per share. The Company evaluated the change in cash flows in connection with the December amendment and determined that there was a greater than 10% change between the present value of the existing debt and the amended debt. As a result, the fair value of the three-year warrants aggregated $49,439 and were recorded as a discount to the modified debt and will be accreted over the remaining term of the modified debt and recognized as interest expense. The debt discount on the modified debt amounted to $3,944 for the year ended December 31, 2012.

v.	On February 28, 2012, Michael Rosenthal, Chairman of the Company’s Board of Directors, advanced the Company $50,000. The advance is evidenced by a promissory note bearing interest at 21% and has a maturity date of the earlier of an event of default or August 28, 2012. In addition, Mr. Rosenthal received a three-year warrant to purchase 125,000 shares of the Company’s common stock at an exercise price of $0.10 per share. The Company recorded a debt discount of $7,997 to the face value of the note based upon the fair values of the warrants. The discount was being accreted over the life of the note which amounted to $7,997 for the year ended December 31, 2012 and is included as a component of interest expense in the accompanying consolidated statement of operations. The unpaid balance, including accrued interest, was $52,647 at December 31, 2012.

During December 2012 the Company amended the note to extend the due date to June 30, 2013. For executing the agreement, the holder was granted a three-year warrant to purchase 125,000 shares of the Company’s common stock, equal to two and one-half times the principal amount of the note amended, exercisable at $0.20 per share. The Company evaluated the change in cash flows in connection with the December amendment and determined that there was a greater than 10% change between the present value of the existing debt and the amended debt. As a result, the fair value of the three-year warrants aggregated $6,180 and were recorded as a discount to the modified debt and will be accreted over the remaining term of the modified debt and recognized as interest expense. The debt discount on the modified debt amounted to $882 for the year ended December 31, 2012.

(C)	Convertible Notes Payable

i.	On July 14, 2010, the Company issued a $52,380 convertible promissory note with a maturity date of September 13, 2012, and with an interest rate of 20% per annum. The note can be converted into the Company’s common stock by the holder based on a variable conversion price. The variable conversion price is defined in the note as 45% multiplied by the average of the five lowest intraday prices for the Company’s stock during the 20 trading days prior to the date of conversion. The total conversion may not exceed 4.99% of the Company’s common stock issued and outstanding. In addition, the Company placed 250,000 shares of the Company’s common stock in escrow to secure our conversion obligations under the note. During September 2010, the lender converted $7,500 of the debt into 75,758 shares of the Company’s common stock for $0.099 per share. During December 2010, the lender converted $7,500 of the debt into 53,419 shares of the Company’s common stock for $0.14 per share. During March 2011, the lender converted $5,000 of the debt to 198,413 shares of the Company’s common stock for $0.0252 per share. During September 2011, the lender converted $20,000 of the debt to 444,444 shares of the Company’s common stock for $0.045 per share. During March 2012, the lender converted the remaining principle amount of $12,380 into 305,679 shares of the Company’s common stock for $0.0405 per share. On September 28, 2012, the Company paid the remaining outstanding interest of $9,526 to fully satisfy the promissory note.

The conversion price of the note was not fixed and determinable on the date of issuance and as such in accordance with ASC Topic 815 “Derivatives and Hedging” (“ASC 815”), the embedded conversion option of the note on the date of issuance were valued using the Black-Scholes pricing model, which approximates the binomial lattice options pricing model and recorded as derivative liabilities. The fair value of the conversion option in connection with the note on the date of issuance aggregated $52,380, and was recorded as debt discount. The debt discount was amortized through the term of the notes and amounted to $18,552 and $26,190 for the years ended December 31, 2012 and 2011, respectively.

ii.	On July 30, 2010, an individual advanced the Company $8,000. The advance is evidenced by a promissory note bearing interest at 6% per annum and maturing on March 2, 2011. The holder, at any time, may convert the promissory note into shares of the Company’s common stock at $0.05 per share. The Company calculated the fair value of the beneficial conversion feature using the Black-Scholes pricing model on the date of issuance. The fair value of the conversion option in connection with the note on the date of issuance aggregated $8,000, and was recorded as debt discount. The debt discount was amortized through the term of the note and amounted to $1,333 for the year ended December 31, 2011. The unpaid balance, including accrued interest, was $9,164 and $8,683 at December 31, 2012 and 2011, respectively. The Company is not compliant with the repayment terms of the note.

iii.	On April 28, 2011, the Company issued a $70,588 convertible promissory note with an original issue discount of 15%. The convertible promissory note has a maturity date of the earlier of (i) the Company raising debt or equity financing of $600,000 or more, or (ii) May 31, 2011. The note may be converted into the Company’s common stock by the holder at $0.05 per share. As a financing incentive, the lender received a five-year warrant, vesting April 28, 2011, to purchase 705,882 shares of the Company’s common stock at an exercise price of $0.25 per share. The Company has not made a note payment, and the Company received a waiver from the lender on September 1, 2011 that defers payment until May 31, 2012 and waives the provision for payment upon the Company’s closing a debt or equity financing of $600,000 or more. The unpaid balance on the note was $70,588 at December 31, 2012 and December 31, 2011.

The conversion price of the note and five-year warrants was not fixed and determinable on the date of issuance and as such in accordance with ASC Topic 815 “Derivatives and Hedging” (“ASC 815”), the embedded conversion options of the note and warrants on the date of issuance were valued using the binomial lattice options pricing model and recorded as derivative liabilities. The fair value of the conversion option and five-year warrants issued in connection with the note on the date of issuance aggregated $60,000, and were recorded as debt discount. The debt discount was amortized through the term of the notes and amounted to $60,000 for the year ended December 31, 2011.

During December 2012 the Company amended the note to remove the conversion right and extend the due date to June 30, 2013, and to amend the warrants to remove certain anti-dilution provisions. For executing the agreement, the holder was granted a three-year warrant to purchase 61,856 shares of the Company’s common stock, exercisable at $0.18 per share. The Company evaluated the change in cash flows in connection with the December amendment and determined that there was a less than 10% change between the present value of the existing debt and the amended debt. As a result, the fair value of the new three-year warrants of $4,923 was expensed on the date of the amendment.

iv.	On June 15, 2011, the Company issued a $57,500 convertible promissory note with an original issue discount of 15%. The convertible promissory note had a maturity date of the earlier of (i) the Company raising debt or equity financing of $600,000 or more, or (ii) June 14, 2012. The note may be converted into the Company’s common stock by the holder at $0.05 per share. The Company received a waiver from the lender on September 1, 2011 that waives the provision for payment upon the Company’s closing a debt or equity financing of $600,000 or more. As a financing incentive, the lender received a five-year warrant, vesting June 15, 2011, to purchase 575,000 shares of the Company’s common stock at an exercise price of $0.25 per share. On October 10, 2012, the note was converted into 1,265,000 shares of the Company’s common stock to fully pay off the promissory note.

The conversion price of the note and five-year warrants were not fixed and determinable on the date of issuance and as such in accordance with ASC Topic 815 “Derivatives and Hedging” (“ASC 815”), the embedded conversion options of the note and warrants on the date of issuance were valued using the binomial lattice options pricing model and recorded as derivative liabilities. The fair value of the conversion option and five-year warrants issued in connection with the note on the date of issuance aggregated $50,000, and were recorded as debt discount. The debt discount was amortized through the term of the notes and amounted to $22,917 and $27,083 for the years ended December 31 2012 and 2011, respectively.

v.	On July 15, 2011, the Company issued a $109,822 convertible promissory note with an original issue discount of 15% that consolidated various demand notes from September 2010 through July 2011. The convertible promissory note has a maturity date of the earlier of (i) the Company raising debt or equity financing of $600,000 or more, or (ii) August 31, 2011. The note may be converted into the Company’s common stock by the holder at $0.05 per share. As a financing incentive, the lender received a five-year warrant, vesting July 15, 2011, to purchase 1,098,220 shares of the Company’s common stock at an exercise price of $0.25 per share. The Company repaid $1,783 during 2012. The unpaid balance was $109,789 at December 31, 2012 and 2011. The Company is not compliant with the repayment terms of the note.

The conversion price of the note and five-year warrants were not fixed and determinable on the date of issuance and as such in accordance with ASC Topic 815 “Derivatives and Hedging” (“ASC 815”), the embedded conversion options of the note and warrants on the date of issuance were valued using the binomial lattice options pricing model and recorded as derivative liabilities. The fair value of the conversion option and five-year warrants issued in connection with the note on the date of issuance aggregated $95,497, and were recorded as debt discount. The debt discount was amortized through the term of the notes and amounted to $95,497 for the year ended December 31, 2011.

vi.	In March 2012, the Company commenced an offering of secured promissory notes for an aggregate principal amount of $1,000,000 with three-year warrants to purchase an aggregate of 2,500,000 shares the Company’s common stock (2.5 shares for each $1 of the principal amount of the notes purchased) exercisable at $0.10 per share. The notes bear interest at 18% and have various maturity dates beginning September 2, 2012. At the time of any new debt or equity financing by the Company, the principal and interest then due under the notes may be converted into the number of fully paid and non-assessable debt instruments, shares/or units issued in the financing. Notes in the aggregate principal amount of 850,000 and warrants to purchase an aggregate of 2,125,000 were sold in the offering. In addition, the investment banker who facilitated the sale of the notes and warrants received a three-year warrant to purchase 212,500 shares of the Company’s common stock (10% of the number of shares of common stock issuable upon exercise of the warrants sold in the offering) exercisable at $0.10 per share. The unpaid balance on the notes was $850,000 at December 31, 2012. The Company is not compliant with of the repayment terms of the note for an aggregate of $75,000.

.	The conversion price of the note and three-year warrants were not fixed and determinable on the date of issuance and as such in accordance with ASC Topic 815 “Derivatives and Hedging” (“ASC 815”), the embedded conversion options of the note and warrants on the date of issuance were valued using the binomial lattice options pricing model and recorded as derivative liabilities. The fair value of the conversion option and three-year warrants issued in connection with the note on the date of issuance aggregated $789,073, and were recorded as debt discount. The debt discount was fully amortized through the term of the notes and amounted to $789,073 for the year ended December 31, 2012.

During October 2012 the Company amended the notes to remove the conversion right and extend the due date to June 30, 2013, and to amend the warrants to remove certain anti-dilution provisions. Holders of an aggregate of $775,000 agreed to such amendments and were granted a warrant to purchase 1,550,000 shares of our common stock equal to two times the principal amount of the note amended, exercisable at $0.50 per share.

The Company evaluated the change in cash flows in connection with the October amendment and determined that there was a greater than 10% change between the present value of the existing debt and the amended debt. As a result, the fair value of the three-year warrants aggregated $140,759 and were recorded as a discount to the modified debt and will be accreted over the remaining term of the modified debt and recognized as interest expense. The debt discount on the modified debt amounted to $35,190 for the year ended December 31, 2012.

vii.	In August 2012, the Company commenced an offering of secured promissory notes for an aggregate principal amount of $3,000,000 with three-year warrants to purchase an aggregate of 6,000,000 shares of the Company’s common stock (two shares for each $1 of the principal amount of the notes purchased) exercisable at $0.50 per share. The notes bear interest at 18% and have various maturity dates beginning March 13, 2013. At the time of any new debt or equity financing by the Company, the principal and interest then due under the notes may be converted into the number of fully paid and non-assessable debt instruments, shares/or units issued in the financing. During year ended December 31, 2012, notes in the aggregate principal amount of $875,000 and warrants to purchase an aggregate of 1,750,000 shares of the Company’s common stock were sold in the offering. In addition, the investment banker who facilitated the sale of the notes and warrants received a three-year warrant to purchase 175,000 shares of the Company’s common stock (10% of the number of shares of common stock issuable upon exercise of the warrants sold in the offering) exercisable at $0.50 per share. The unpaid balance on the notes was $875,000 at December 31, 2012. The Company is not compliant with the repayment terms of the note.

 The conversion price of the note and three-year warrants were not fixed and determinable on the date of issuance and as such in accordance with ASC Topic 815 “Derivatives and Hedging” (“ASC 815”), the embedded conversion options of the note and warrants on the date of issuance were valued using the binomial lattice options pricing model and recorded as derivative liabilities. The fair value of the conversion option and three-year warrants issued in connection with the note on the date of issuance aggregated $499,186, and were recorded as debt discount. The debt discount was amortized through the term of the notes and amounted to $281,651 for the year ended December 31, 2012.

Fair Value Measures	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Measures

9. FAIR VALUE MEASURES

ASC 820 “Fair Value Measurements and Disclosures” defines fair value, establishes a framework for measuring fair value and requires enhanced disclosures about fair value measurements. As defined in ASC 820, fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Standard clarifies that the exchange price is the price in an orderly transaction between market participants to sell an asset or transfer a liability at the measurement date, and emphasizes that fair value is a market-based measurement and not an entity-specific measurement.

ASC 820 establishes the following hierarchy used in fair value measurements and expands the required disclosures of assets and liabilities measured at fair value:

·	Level 1 – Inputs use quoted prices in active markets for identical assets or liabilities that the Company has the ability to access.

·	Level 2 – Inputs use other inputs that are observable, either directly or indirectly. These inputs include quoted prices for similar assets and liabilities in active markets as well as other inputs such as interest rates and yield curves that are observable at commonly quoted intervals.

·	Level 3 – Inputs are unobservable inputs, including inputs that are available in situations where there is little, if any, market activity for the related asset or liability.

In instances where inputs used to measure fair value fall into different levels in the above fair value hierarchy, fair value measurements in their entirety are categorized based on the lowest level input that is significant to the valuation. The Company’s assessment of the significance of particular inputs to these fair measurements requires judgment and considers factors specific to each asset or liability.

The following table provides the assets and liabilities carried at fair value measured on a recurring basis as of December 31, 2012 and December 31, 2011, respectively:

	Fair Value Measurements
	Level 1	Level 2	Level 3	Total

Derivative liabilities:
December 31, 2012	$—	$—	$432,030	$432,030
December 31, 2011	$—	$—	$155,813	$155,813

The 2012 and 2011 derivative liabilities are measured at fair value using the binomial lattice options pricing model, and are classified within Level 3 of the valuation hierarchy. The following table sets forth a summary of the changes in the fair value of the Company’s Level 3 financial liabilities that are measured at fair value on a recurring basis:

Stock options and Warrants	12 Months Ended
Dec. 31, 2012
Temporary Equity Disclosure [Abstract]
Stock options and Warrants

10. STOCK OPTIONS AND WARRANTS

Stock Options – Employment Letter Agreement:

On July 3, 2011, in conjunction with Chris White’s employment as the Company’s Vice President of Global Supply Chain, the Company granted Mr. White a seven-year option to purchase 2,950,000 shares of the Company’s common stock at $0.20 per share. The option vested as to 1,180,000 shares on the date of grant, and vests as to 295,000 on each of the first six semi-annual anniversaries of the grant date. The fair value of the option was approximately $317,400.

On January 6, 2012, in conjunction with Mark Zeller’s employment as the Company’s North American Director of Sales, the Company granted Mr. Zeller a five-year option to purchase 1,500,000 shares of the Company’s common stock at $0.20 per share. The option vested as to 250,000 on the date of grant, and vested as to 416,667 on each of the first three anniversaries of the grant date. The fair value of the option was approximately $44,000. On May 1, 2012, Mr. Zeller resigned from the Company and the option terminated in accordance with its terms.

On April 24, 2012, in conjunction with Roger Zardo’s employment as the Company’s Director of National Procurement, the Company granted Mr. Zardo a three-year option to purchase 325,000 shares of the Company’s common stock at $0.25 per share. The option vested as to 100,000 on the date of grant, vested as to 75,000 shares on each of the first two anniversaries of the grant date, and vested as to 75,000 shares on November 28, 2014. The fair value of the option was approximately $18,400. During March 2013, Mr. Zardo resigned from the Company.

On May 18, 2012, in conjunction with Jack Connelly’s employment as the Company’s Director of National Sales, the Company granted Mr. Connelly a three-year option to purchase 500,000 shares of the Company’s common stock at $0.25 per share. The option vests as to 100,000 on the date of grant, vests as to 134,000 shares on each of the first two anniversaries of the grant date, and vests as to the final 132,000 shares on November 29, 2014. The fair value of the option was approximately $33,900.

On August 31, 2012, in conjunction with George Borzilleri’s employment as the Company’s Manager, National Retail Sales, the Company granted Mr. Borzilleri a three-year option to purchase 396,427 shares of the Company’s common stock at $0.35 per share. The option vests as to 135,714 shares on the date of grant, vests as to 86,904 shares on each of the first two anniversaries of the grant date, and vests as to the final 86,905 shares on March 6, 2015. The fair value of the option was approximately $102,524.

On October 5, 2012, Chris White, the Company’s Vice President of Global Supply was granted a seven year non-qualified stock option to purchase 3,837,719 shares of the Company’s common stock at $0.62 per share. The fair value of the option was $1,221,493. The option vests as follows:

·	750,000 shares vest immediately.
·	750,000 shares vest upon receipt of certificates issued by IMO Control (Institute for Marker Ecology) certifying compliance with IMO Controls ‘For Life’ Fair Trade standards for three key Company suppliers.
·	750,000 shares vest upon the launch by Mr. White of an internal “alpha” demonstration website that contains certain functionality.
·	198,250 shares vest on each of the next 8 quarter dates starting January 6, 2013 through October 6, 2014. The final quarterly vesting will be 199,969 shares.

The Company recognized stock based compensation expense included in general and administrative expenses on the consolidated statement of operations of $284,887 for the year ended December 31, 2012 for these awards.

Options Summary:

A summary of option activity during the years ended December 31, 2012 and 2011 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining
		Exercise	Contractual	Intrinsic
	Shares	Price	Term	Value
Balance at December 31, 2010	33,750	$10.20	3.88	$—
Granted	2,950,000	0.20	7.00	—
Exercised	—	—	—	—
Forfeited	—	—	—	—
Balance at December 31, 2011	2,983,750	0.31	4.00	—
Granted	6,559,146	0.46	3.55	—
Exercised	—	—	—	—
Forfeited	(1,500,000)	0.20	—	—
Balance at December 31, 2012	8,042,896	$0.45	3.47	$88,500

Exercisable at December 31, 2012	4,389,464	$0.30	3.47	$53,100

The Company expects to amortize the remaining stock based compensation expense of approximately $1,350,000 over the life of the options.

Common Stock Warrants

Warrant transactions during the years ended December 31, 2012 and 2011 are as follows:

		Weighted	Average
		Average	Remaining
	Number of	Exercise	Life	Intrinsic
	Warrants	Price	In Years	Value
Balance, December 31, 2010	394,858	$15.2
Granted	5,787,290	0.12
Exercised	—	—
Forfeited	(320,008)	18.81
Balance, December 31, 2011	5,862,140	$0.12
Granted	10,775,000	0.34
Exercised	(2,039,735)	0.10
Forfeited	(103,064)	0.10
Balance, December 31, 2012	14,494,341	$0.28	2.75	$1,009,212

Exercisable, December 31, 2012	14,494,341	$0.28	2.75	$1,009,212

The intrinsic value is calculated on the difference between the fair market value of the Company’s restricted stock, which was $0.23 per share as of December 31, 2012, and the exercise price of the warrants.

The following table presents information related to warrants at December 31, 2012:

Warrants Outstanding		Warrants Exercisable
		Weighted
		Average	Exercisable
Exercise	Number of	Remaining Life	Number of
Price	Warrants	In Years	Warrants

$0.01	452,354	3.08	452,354
0.10	692,802	3.13	692,802
0.25	705,882	3.33	705,882
0.25	575,000	3.46	575,000
0.01	452,355	3.50	452,355
0.25	1,098,220	3.54	1,098,220
0.001	195,291	1.75	195,291
0.10	1,000,000	1.88	1,000,000
0.10	125,000	2.17	125,000
0.25	300,000	2.17	300,000
0.10	1,197,437	2.21	1,197,437
0.50	50,000	2.58	50,000
0.50	25,000	2.58	25,000
0.50	50,000	2.67	50,000
0.50	25,000	2.67	25,000
0.25	250,000	2.50	250,000
0.50	1,870,000	2.67	1,870,000
0.50	55,000	2.75	55,000
0.50	1,550,000	2.83	1,550,000
0.50	1,125,000	2.92	1,125,000
0.50	1,000,000	2.92	1,000,000
0.25	1,200,000	3.00	1,200,000
0.50	500,000	3.00	500,000
	14,494,341	2.75	14,494,341

Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions

11.	RELATED PARTY TRANSACTIONS

Consulting Agreement

On July 1, 2008, the Company signed a 16 month consulting agreement with a related party. The consulting services include financial advisory, investment relations and certain administrative and other services for a $6,250 monthly fee. This contract expired on October 31, 2009 and was not renewed. As of December 31, 2012 and 2011, the Company owed $100,000 related to above consulting services, which is included in accrued expenses and other current liabilities in the consolidated balance sheets.

Employee Warrants

On February 29, 2012, an employee was granted a three year warrant to purchase 300,000 shares of the Company’s common stock for services rendered. The warrant vested upon grant, and was exercisable at $0.25 per share. The Company recorded a charge for $6,149 to stock based compensation for the year ended December 31, 2012.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
12.	COMMITMENTS AND CONTINGENCIES

Agreements

On September 27, 2010 the Company signed an agreement for investment banking services, including financings and business combinations. The compensation to the banker includes a flat fee plus other compensation as defined in the agreement. The agreement included a grant of a three-year warrant to purchase 74,850 shares of the Company’s common stock at an exercise price of $0.001 per share. The fair value of the award was $19,443 and is amortized over the term of the agreement. Accordingly, the Company recorded a stock based compensation charge of $14,422 for the year ended December 31, 2011. In August, 2011, the warrant was cancelled and replaced with a new warrant for 899,672 shares of the Company’s common stock, at an exercise price of $0.10 per share. This warrant was fully exercised during July 2012. In September 2011, the Company issued to the banker an additional three-year warrant to purchase 195,291 shares of the Company’s common stock, exercisable at $0.001 per share.

In 2010, the Company granted its corporate law firm a warrant to purchase 460,821 shares of the Company’s common stock, exercisable at $.01 per share. That warrant was cancelled and, in August, 2011, the Company granted its corporate law firm a five-year warrant to purchase 692,802 shares of the Company’s common stock at an exercise price of $0.10 per share.

During October 2012 we leased approximately 1,641 square feet of office space located at 2030 Addison Street, Berkeley, CA for approximately $4,200 per month under 29 month agreement with rental payments commencing on January 1, 2013. The rental fee escalates to approximately $4,350 on April 1, 2013 and approximately $4,500 on April 1, 2014.

Future minimum lease payments under all operating leases as of December 31, 2012 are approximately as follows:

Year Ending December 31,	Amount
2013	$ 51,817
2014	53,371
2015	13,441

Total	$ 118,629

Legal matters

In the normal course of business, the Company is, and in the future may be, subject to various disputes, claims, lawsuits, and administrative proceedings arising in the ordinary course of business with respect to commercial, product liability, employment, and other matters, which could involve substantial amounts of damages. In the opinion of management, any liability related to any such known proceedings would not have a material adverse effect on the business or financial condition of the Company. Additionally, from time to time, the Company may pursue litigation against third parties to enforce or protect the Company’s rights under the Company’s trademarks, trade secrets and intellectual property rights generally.

During 2010, the Company was served with a lawsuit for the Company’s past due liabilities. The lawsuit was Peri & Sons, plaintiff, vs. Organic Alliance, Inc. and Parker Booth, defendants, for past due produce liabilities. An agreement was reached and OAI has been making payments to the plaintiff. OAI was dismissed from the action and signed a confession of judgment. Over half of the past due amount has been paid with a balance of approximately $21,000 remaining.

Accrued Expenses and other Liabilities	12 Months Ended
Dec. 31, 2012
Payables and Accruals [Abstract]
Accrued Expenses and other Liabilities
13.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	December 31, 2012	December 31, 2011
Due to consultant (Note 11)	$100,000	$100,000
Accrued consulting fees (Note 6)	-0-	694,742
Payroll and payroll taxes payable (A)	1,399,049	1,131,572
Other accrued liabilities	235,814	75,113
	$1,734,863	$2,001,427

(A)

As of December 31, 2012 and December 31, 2011, the Company has unpaid payroll taxes including penalties and interest of  $286,027 and $220,300, respectively, which have yet to be remitted to the taxing authorities and returns have yet to be filed.

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events

14.	SUBSEQUENT EVENTS

During March 2013, the Company issued 500,000 shares of the Company’s common stock to a consultant for investor and public relations services. The shares were valued at $0.11 per share or $55,000.

During May 2013, the Company issued a $30,000 promissory note with an original issue discount of 20%.  The promissory note is due on the earlier of (i) the closing by the Company of a financing or series of financings for aggregate cash proceeds of at least $1,850,000, or, (ii) July 5, 2013. As a financing incentive, the lender received a three-year warrant, vesting immediately, to purchase 25,000 shares of common stock at an exercise price of $0.10 per share.

During May 2013, the Company issued a $500,000 convertible promissory note with an original issue discount of $50,000. The convertible promissory note is due on August 13, 2013 and may be converted at any time into fully paid and non-assessable shares of the Company’s common stock. The conversion price shall be 60% of the average closing price of the stock for the twenty-five (25) business days preceding the conversion notice. The conversion price of the note was not fixed and determinable on the date of issuance and as such in accordance with ASC Topic 815 “Derivatives and Hedging” (“ASC 815”), the embedded conversion options of the note on the date of issuance was valued using the binomial lattice options pricing model and recorded as a derivative liability.  As of June 3, 2013, the Company has been advanced $25,000 on this note.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation - The Company's consolidated financial statements have been prepared on an accrual basis of accounting, in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for financial information and with the rules and regulations for the SEC.

Use of estimates

Use of Estimates - The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Significant estimates that are particularly sensitive to change in the near term include, but are not limited to, realization of deferred tax assets, allowance for doubtful accounts, and assumptions used in derivative valuations and share based payment transactions. Actual results could differ from those estimates.

Principles of Consolidation

Principles of Consolidation - The consolidated financial statements include the accounts of Organic Alliance, Inc. and its wholly-owned subsidiary, Organic Texas, Inc. (collectively, the “Company”). All significant inter-company transactions and balances have been eliminated in consolidation.

Allowance for Doubtful Accounts

Allowance for Doubtful Accounts - An allowance for uncollectible accounts receivable is recorded based on a combination of aging analysis, past practices and any specific troubled accounts. The Company’s produce is sold to the Company’s customers for cash or on credit terms which are established in accordance with local and industry practices and typically require payment within 10 to 30 days of delivery. Accounts are written off when uncollectibility is confirmed. Subsequent recoveries, if any, are credited to the allowance account. The allowance for doubtful accounts amounted to $5,000 and $77,969 at December 31, 2012 and December 31, 2011, respectively.

In addition, the Company factors its receivables with full recourse and, as a result, accounts for the factoring akin to a secured borrowing, maintaining the gross receivable asset and due to factor liability on its books and records. In connection with the factoring of its receivables, the Company estimates an allowance for factoring fees associated with the collections. These fees range from 3% to 5% depending on the actual timing of the collection. The actual recognition and amount of such fees may differ from the estimates depending upon the timing of collections.

Inventory

Inventory - Inventory is stated at the lower of cost (first-in, first-out) or market, and includes principally produce the Company purchases from growers ($41,547) and packaging materials ($98,341). The Company held $139,888 and $0 of inventory as of December 31, 2012 and December 31, 2011, respectively.

Income Tax

Income Taxes - The Company uses the asset and liability method of accounting for income taxes in accordance with ASC Topic 740, “Income Taxes”. Under this method, income tax expense is recognized for the amount of (i) taxes payable or refundable for the current year and (ii) deferred tax consequences of temporary differences resulting from matters that have been recognized in an entity’s financial statements or tax returns. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the results of operations in the period that includes the enactment date. A valuation allowance is provided to reduce the deferred tax assets reported if based on the weight of the available positive and negative evidence, it is more likely than not some portion or all of the deferred tax assets will not be realized.

Fair Value of Financial Instruments

Fair Value of Financial Instruments - The carrying amounts of financial instruments, including cash, receivables, accounts payable and accrued expenses approximated fair value as of the balance sheet date presented, because of the relatively short maturity dates on these instruments. The carrying amounts of the notes payable issued approximate fair value as of the balance sheet date presented, because interest rates and other terms on these instruments approximate terms currently available on similar instruments.

Derivative Financial Instruments

Derivative Financial Instruments - The Company does not use derivative instruments to hedge exposures to cash flow, market or foreign currency risks. The Company evaluates all of its financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives. For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value and is then re-valued at each reporting date, with changes in the fair value reported in the statements of operations. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is evaluated at the end of each reporting period. Derivative liabilities are classified in the balance sheet as current or non-current based on whether or not net-cash settlement of the instrument could be required within 12 months of the balance sheet date.

The accounting treatment of derivative financial instruments requires that the Company record the conversion option and related warrants at their fair values as of the inception date of the agreements, and at fair value as of each subsequent balance sheet date. As a result of entering into the convertible notes, the Company is required to classify all other non-employee warrants as derivative liabilities and record them at their fair values at each balance sheet date. Any change in fair value was recorded as a change in the fair value of derivative liabilities for each reporting period at each balance sheet date. The Company reassesses the classification at each balance sheet date. If the classification changes as a result of events during the period, the contract is reclassified as of the date of the event that caused the reclassification.

The fair value of conversion options at a fixed number of shares are recorded using the intrinsic value method. Conversion options at variable rates and any options and warrants with ratchet provisions are deemed to contain a “down-round protection”. Accordingly, they do not meet the scope exception for treatment as a derivative under ASC 815 since “down-round protection” is not an input into the calculation of the fair value of the equity instruments and cannot be considered “indexed to the Company’s own stock”, which is a requirement for the scope exception as outlined under ASC 815. The Company determined the fair value of the Binomial Lattice Model and the Black-Scholes Method to be materially the same. Warrants that had been reclassified to derivative liability that did not contain “down-round protection” were valued using the black-scholes model.

For the Black-Scholes pricing model, which approximates the binomial lattice model, the Company used the following assumptions and weighted average fair value ranges for the years ended December 31:

	2012	2011
Risk-free interest rate	0.17% - 0.71%	0.06% - 0.30%
Dividend yield	N/A	N/A
Expected volatility	37.1%-54.7%	32.4% – 42.8%
Expected life in months and years	3 months – 48 months	9 months – 2 years

For the binomial lattice options pricing model, the Company used the following assumptions and weighted average fair value ranges for the year ended December 31:

	2012	2011
Risk-free interest rate	0.14% - 0.34%	0.01%-2.00%
Dividend yield	N/A	N/A
Expected volatility	31.6%-56.0%	33.4% - 57.5%
Expected life in months and years	3 months – 4.3 years	1 month - 5 years

Revenue Recognition	Revenue Recognition - Revenue is recorded when (1) the customer accepts delivery of the product, title has been transferred, and the Company has no significant obligations remaining to be performed; (2) a final understanding as to specific nature and terms of the agreed upon transaction has occurred; (3) price is fixed and (4) collection is reasonably assured.
Share Based Compensation

Share Based Compensation – The Company accounts for share-based compensation in accordance with the fair value recognition provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) No. 718. For employees and directors, the fair value of the award is measured on the grant date, and for non-employees the fair value of the award is generally re-measured on interim financial reporting dates until the service period is complete.

Option valuation models require the input of highly subjective assumptions, including the expected life of the option, and such assumptions can materially affect the fair value estimate. The fair value of share-based payment awards was estimated using the Black-Scholes option pricing model. The Company uses historical data to estimate option exercise and employee termination within the valuation model; separate groups of employees that have similar historical exercise behavior are considered separately for valuation purposes. The expected term of options granted is derived from the output of the option valuation model and represents the period of time that options granted are expected to be outstanding. The risk-free interest rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant.

For the Black-Scholes pricing model, the Company used the following assumptions and weighted average fair value ranges for the years ended December 31, 2012, and 2011:

	2012	2011
Risk-free interest rate	0.32% - 2.54%	0.39% - 2.54%
Dividend yield	N/A	N/A
Expected volatility	35.7% - 50.2%	50.2% - 57.7%
Expected life in years	2.5 - 7	3 – 7

Concentration

Concentrations

·	Credit Risk - The Company maintains cash balances at various high quality federally insured financial institutions, with balances at times, in excess of federally insured limits. Management believes that the financial institutions that hold the Company’s deposits are financially sound and therefore pose a minimum credit risk. The Company has not experienced any losses in such accounts.
·	Major customers - The Company has two major customers, which accounted for approximately 25% and 22% of sales for the years ended December 31, 2012 and 2011, respectively. For the year ended December 31, 2012, the total sales comprised of customer A 14%, customer B 11% compared to the year ended December 31, 2011, comprised of customer C 12% and customer D 10%. The loss of any of these customers could adversely affect the Company's operations.
·	Major receivables - The Company has four major receivables at December 31, 2012 comprised of customer E 20%, customer F 17%, customer G 15% and customer H 13% compared to three major receivables at December 31, 2011, comprised of customer I 36%, customer C 33% and customer J 13%.
·	Major suppliers - The Company has two and four major suppliers, which accounted for approximately 44% and 54% of purchases for the years ended December 31, 2012 and 2011, respectively. The loss of any of these suppliers could adversely affect the Company's operations.

Net Loss Per Share

Net Loss Per Share - Basic loss per share was computed using the weighted average number of outstanding common shares. Diluted loss per share includes the effect of dilutive common stock equivalents from the assumed exercise of options, warrants and convertible notes. Common stock equivalents were excluded in the computation of diluted loss per share since their inclusion would be anti-dilutive.

In accordance with ASC 260 “Earnings per Share”, the Company has given effect to the issuance of warrants to purchase 1,100,000 and 2,795,538 shares of the Company’s common stock as of December 31, 2012 and 2011, respectively, exercisable at $0.01. These warrants have been included in computing the basic net loss per share for the years ended December 31, 2012 and 2011. Additionally, included in the Company’s weighted average shares outstanding are 234,367 and 3,529,897 shares earned, but not issued, as at December 31, 2012 and 2011, respectively.

Total common stock equivalents which were excluded (since their inclusion would be anti-dilutive) are those shares issuable upon the exercise of warrants, options and the conversion of convertible notes, as of December 31, 2012 and 2011 were as follows:

	December 31,
	2012	2011
Options	8,042,896	2,983,750
Warrants	14,494,340	3,066,602
Convertible notes	3,790,800	5,446,125
Total Common stock equivalents	26,328,036	11,496,477

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Black-Scholes pricing model
	2012	2011
Risk-free interest rate	0.17% - 0.71%	0.06% - 0.30%
Dividend yield	N/A	N/A
Expected volatility	37.1%-54.7%	32.4% – 42.8%
Expected life in months and years	3 months – 48 months	9 months – 2 years

Binomial lattice options pricing model
	2012	2011
Risk-free interest rate	0.14% - 0.34%	0.01%-2.00%
Dividend yield	N/A	N/A
Expected volatility	31.6%-56.0%	33.4% - 57.5%
Expected life in months and years	3 months – 4.3 years	1 month - 5 years

Share Based Compensation Assumptions
	2012	2011
Risk-free interest rate	0.32% - 2.54%	0.39% - 2.54%
Dividend yield	N/A	N/A
Expected volatility	35.7% - 50.2%	50.2% - 57.7%
Expected life in years	2.5 - 7	3 – 7

Common Stock Equivalents
	December 31,
	2012	2011
Options	8,042,896	2,983,750
Warrants	14,494,340	3,066,602
Convertible notes	3,790,800	5,446,125
Total Common stock equivalents	26,328,036	11,496,477

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Tax provision (benefit)

	December 31,
	2012	2011
Federal
Current	$0	$0
Deferred	(2,394,782)	(716,557))

State and local
Current	—	—
Deferred	(639,726)	(209,586)
	(3,034,508)	(926,143)
Change in valuation allowance	3,034,508	926,143
Income tax provision (benefit)	$0	$0

Federal Statutory effective rate
	December 31,
	2012	2011

U.S. Statutory federal rate	(34.00)%	(34.00) .%
State income tax, net of federal benefits	(5.80)	(5.80)
Other permanent differences	2.40	1.00
Section 382 impairment	0.00	8.50
Bad Debt Deferred True Up	(0.10)	0.00
	(6.30)	0.00
Deferred True Up
Change in valuation allowance	43.80	30.30
Income tax provision (benefit)	0.00%	0.00%

Deferred tax assets (liabilities)
	December 31,
	2012	2011
Share based compensation	$3,359,742	$2,979,541
Start-up costs	255,673	278,233
Federal net operating loss carryovers	2,837,275	1,165,428
State net operating loss carryovers	803,497	326,664
Bad debt reserve	1,992	19,554
Related party interest expense	10,948	10,948
Accrued compensation	557,303	15,781
Charitable contributions	4,227	0
Derivative liability	16,745	60,108

Total deferred tax assets	7,847,402	4,856.257
Less: valuation allowance	(7,830,657)	(4,796,149)
Deferred tax asset, net of valuation allowance	16,745	60,108

Deferred tax liabilities
Discount on convertible debt	(16,745)	(60,108)
Total deferred tax liabilities	(16,745)	(60,108)
Net deferred tax asset (liabilities)	$0	$0

Notes payable, Loans and Derivative Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Notes payable
	December 31,	December 31,
	2012	2011

Notes Payable (net of debt discount of $133,827 at December 31, 2012 and $63,114 at December 31, 2011) (A)	$2,512,753	$551,978
Notes Payable – Related Parties (net of debt discount of $47,673 at December 31, 2012 and $50,053 at December 31, 2011) (B)	509,696	348,130
Convertible Notes Payable (net of debt discount of $217,535 at December 31, 2012 and $41,469 at December 31, 2011) (C)	914,506	228,441
Total	$3,936,955	$1,128,549

Fair Value Measures (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair value liability on recurring basis
	Fair Value Measurements
	Level 1	Level 2	Level 3	Total

Derivative liabilities:
December 31, 2012	$—	$—	$432,030	$432,030
December 31, 2011	$—	$—	$155,813	$155,813

Stock options and Warrants (Tables)	12 Months Ended
Dec. 31, 2012
Temporary Equity Disclosure [Abstract]
Options Summary
			Weighted
		Weighted	Average
		Average	Remaining
		Exercise	Contractual	Intrinsic
	Shares	Price	Term	Value
Balance at December 31, 2010	33,750	$10.20	3.88	$—
Granted	2,950,000	0.20	7.00	—
Exercised	—	—	—	—
Forfeited	—	—	—	—
Balance at December 31, 2011	2,983,750	0.31	4.00	—
Granted	6,559,146	0.46	3.55	—
Exercised	—	—	—	—
Forfeited	(1,500,000)	0.20	—	—
Balance at December 31, 2012	8,042,896	$0.45	3.47	$88,500

Exercisable at December 31, 2012	4,389,464	$0.30	3.47	$53,100

Common Stock Warrant Summary
		Weighted	Average
		Average	Remaining
	Number of	Exercise	Life	Intrinsic
	Warrants	Price	In Years	Value
Balance, December 31, 2010	394,858	$15.2
Granted	5,787,290	0.12
Exercised	—	—
Forfeited	(320,008)	18.81
Balance, December 31, 2011	5,862,140	$0.12
Granted	10,775,000	0.34
Exercised	(2,039,735)	0.10
Forfeited	(103,064)	0.10
Balance, December 31, 2012	14,494,341	$0.28	2.75	$1,009,212

Exercisable, December 31, 2012	14,494,341	$0.28	2.75	$1,009,212

Warrants
Warrants Outstanding		Warrants Exercisable
		Weighted
		Average	Exercisable
Exercise	Number of	Remaining Life	Number of
Price	Warrants	In Years	Warrants

$0.01	452,354	3.08	452,354
0.10	692,802	3.13	692,802
0.25	705,882	3.33	705,882
0.25	575,000	3.46	575,000
0.01	452,355	3.50	452,355
0.25	1,098,220	3.54	1,098,220
0.001	195,291	1.75	195,291
0.10	1,000,000	1.88	1,000,000
0.10	125,000	2.17	125,000
0.25	300,000	2.17	300,000
0.10	1,197,437	2.21	1,197,437
0.50	50,000	2.58	50,000
0.50	25,000	2.58	25,000
0.50	50,000	2.67	50,000
0.50	25,000	2.67	25,000
0.25	250,000	2.50	250,000
0.50	1,870,000	2.67	1,870,000
0.50	55,000	2.75	55,000
0.50	1,550,000	2.83	1,550,000
0.50	1,125,000	2.92	1,125,000
0.50	1,000,000	2.92	1,000,000
0.25	1,200,000	3.00	1,200,000
0.50	500,000	3.00	500,000
	14,494,341	2.75	14,494,341

Commitments (Tables)	12 Months Ended
Dec. 31, 2012
Commitments Tables
Future minimum lease payments
Year Ending December 31,	Amount
2013	$ 51,817
2014	53,371
2015	13,441

Total	$ 118,629

Accrued Expenses and other Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Payables and Accruals [Abstract]
Accrued Liabilities
	December 31, 2012	December 31, 2011
Due to consultant (Note 11)	$100,000	$100,000
Accrued consulting fees (Note 6)	-0-	694,742
Payroll and payroll taxes payable (A)	1,399,049	1,131,572
Other accrued liabilities	235,814	75,113
	$1,734,863	$2,001,427

Nature of Business (Details Narrative)	0 Months Ended
	Feb. 14, 2011	Apr. 29, 2008	Dec. 31, 2012	Dec. 31, 2011	Nov. 10, 2010
Notes to Financial Statements
Common Stock, Shares for Mergers		10,916,917
Common Stock, shares acquired		464,999
Prior Common Stock, Authorized	2,000,000,000				60,000,000
Common Stock, Authorized			100,000,000	100,000,000	2,000,000,000
Reverse Stock Split	20:1
Common Stock, Issued After Reverse Split	100,000,000

Summary of Significant Accounting Policies (Details Narrative) (USD $) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Allowance for Doubtful Accounts	$ 5,000	$ 77,969
Inventory	139,888	0
Inventory from growers	(41,547)
Packing materials	$ (98,341)
Minimum
Days of payment	10
Factoring Accounts Receivable, fees	3.00%
Maximum
Days of payment	30
Factoring Accounts Receivable, fees	5.00%

Summary of Significant Accounting Policies Fair Value Assumptions (Details Narrative)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Black-Scholes pricing model | Minimum
Risk-free rate interest rate	0.17%	0.06%
Dividend yield
Expected volatility	37.10%	32.40%
Expected life in months and years	0 years 3 months 0 days	0 years 9 months 0 days
Black-Scholes pricing model | Maximum
Risk-free rate interest rate	0.71%	0.30%
Dividend yield
Expected volatility	54.70%	42.80%
Expected life in months and years	0 years 48 months 0 days	2 years 0 months 0 days
Binomial lattice | Minimum
Risk-free rate interest rate	0.14%	0.01%
Dividend yield
Expected volatility	31.60%	33.40%
Expected life in months and years	0 years 3 months 0 days	0 years 1 month 0 days
Binomial lattice | Maximum
Risk-free rate interest rate	0.34%	2.00%
Dividend yield
Expected volatility	56.00%	57.50%
Expected life in months and years	4 years 3 months 0 days	5 years 0 months 0 days

Summary of Significant Accounting Policies Share Based Compensation (Details Narrative)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Minimum
Risk -free interest rates	0.32%	0.39%
Dividend yield
Expected Volatility	35.70%	50.20%
Expected life in years	2 years 5 months 0 days	3 years 0 months 0 days
Maximum
Risk -free interest rates	2.54%	2.54%
Dividend yield
Expected Volatility	50.20%	57.70%
Expected life in years	7 years 0 months 0 days	7 years 0 months 0 days

Summary of Significant Accounting Policies Concentration (Details Narrative)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Customers
Number of Customers	2	2
Major Customers	25.00%	22.00%
Customers | Customer A
Major Customers	14.00%
Customers | Customer B
Major Customers	11.00%
Customers | Customer C
Major Customers		12.00%
Customers | Customer D
Major Customers		10.00%
Accounts Receivable
Number of Customers	4	3
Accounts Receivable | Customer C
Major Customers		33.00%
Accounts Receivable | Customer H
Major Customers	13.00%
Accounts Receivable | Customer G
Major Customers	15.00%
Accounts Receivable | Customer F
Major Customers	17.00%
Accounts Receivable | Customer E
Major Customers	20.00%
Accounts Receivable | Customer I
Major Customers		36.00%
Accounts Receivable | Customer J
Major Customers		13.00%
Suppliers
Number of Customers	2	4
Major Customers	44.00%	54.00%

Summary of Significant Accounting Policies Net Loss Per Share (Details Narrative) (Earnings Per Share, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share
Options	8,042,896	2,983,750
Warrants	14,494,340	3,066,602
Convertible notes	3,790,800	5,446,125
Common Stock Equivalents	26,328,036	11,496,477
Warrants Issued	1,100,000	2,795,538
Exercise Price	$ 0.01	$ 0.01
Shares earned, not issued	234,367	3,529,897

Going Concern (Details Narrative) (USD $) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Going Concern Details Narrative Usd
Working Capital Deficit	$ 6,702,000
Accumulated Losses	20,577,000
Payroll tax liability	286,027	220,300
Aggregate notes payable	$ 1,292,000

Due to Factor (Details Narrative) (USD $)	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Factor, Accounts Receivable percentage	80.00%
Collateral, Accounts Receivable percentage	20.00%
Advances from Accounts Receivable	$ 266,506
Due from Factor	$ 57,728

Income Tax provision (benefit) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Federal
Current	$ 0	$ 0
Deferred	(2,394,782)	(716,557)
State and local
Current
Deferred	(639,726)	(209,586)
Total	(3,034,508)	(926,143)
Change in valuation allowance	3,034,508	926,143
Income tax provision (benefit)	$ 0	$ 0

Income Taxes - Federal Statutory effective rate (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
U.S. Statutory federal rate	(34.00%)	(34.00%)
State income tax, net of federal benefits	(5.80%)	(5.80%)
Other permanent differences	2.40%	1.00%
Section 382 impairment	0.00%	8.50%
Bad Debt Deferred True Up	(0.10%)	0.00%
Deferred True Up	(6.30%)	0.00%
Change in valuation allowance	43.80%	30.30%
Income tax provision (benefit)	0.00%	0.00%

Income Taxes - Deferred tax assets (liabilities) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Share based compensation	$ 3,359,742	$ 2,979,541
Start-up costs	255,673	278,233
Federal net operating loss carryovers	2,837,275	1,165,428
State net operating loss carryovers	803,497	326,664
Bad debt reserve	1,992	19,554
Related party interest expense	10,948	10,948
Accrued compensation	557,303	15,781
Charitable contributions	4,227	0
Derivative liability	16,745	60,108
Total deferred tax assets	7,847,402	4,856,257
Less: valuation allowance	(7,830,657)	(4,796,149)
Deferred tax asset, net of valuation allowance	16,745	60,108
Deferred tax liabilities
Discount on convertible debt	(16,745)	(60,108)
Total deferred tax liabilities	(16,745)	(60,108)
Net deferred tax asset (liabilities)	$ 0	$ 0

Income Taxes (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Federal	Dec. 31, 2011 Federal	Dec. 31, 2012 State	Dec. 31, 2011 State
Federal net operating loss carryover		$ 8,340,000	$ 3,430,000	$ 9,090,000	$ 3,700,000
Annual Limitation	116,571

Preferred Stock (Details Narrative) (USD $)	1 Months Ended			12 Months Ended
	Jul. 23, 2012	Mar. 30, 2011	Aug. 31, 2010	Dec. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Preferred stock, par value
Preferred stock, shares authorized				10,000,000	10,000,000
Terms of consulting agreement			25%
Fair Value of Award		$ 695,930	$ 868,724
Common Stock Award		3,473,708	4,169,638
Stock Based Compensation	451,581
Price per share	$ 0.33
Accrued services					506,680
Common Stock issued for services , shares	3,473,708	695,930
Common Stock issued for services ,value	$ 451,581	$ 173,982		$ 1,193,951	$ 744,225

Equity Transactions (Details Narrative) (USD $)	1 Months Ended
	Jul. 23, 2012	Nov. 30, 2012 Investor	Oct. 31, 2012 Investor	Jul. 31, 2012 Investor	Jul. 31, 2011 Investor	Apr. 30, 2010 Investor	Jun. 30, 2011 Director	Feb. 28, 2011 Director	Aug. 31, 2011 CEO	Jun. 30, 2011 CEO	Jun. 30, 2011 Employee	Feb. 28, 2008 Employee	Oct. 31, 2012 Additional Investor	Aug. 31, 2012 Investment Banking Service
Common stock issued for services (in shares)	3,473,708			150,000	600,000	25,000	382,944	50,000		478,681	45,604	528,811
Common stock issued for services	$ 451,581					$ 20,000
Warrants exercised														899,672
Common stock issued, shares		62,500	821,211										115,678	747,185
Exercise price		0.1	0.1										0.1	0.1
Price Per Unit	$ 0.33			$ 0.315										$ 0.59
Stock issuance, value						6,000
Stock based compensation				$ 47,235	$ 192,000		$ 172,325	$ 17,000			$ 9,121	$ 179,796
Cancellation of shares									75,000

Notes payable, Loans and Derivative Liabilities - Notes payable (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Notes Payable (net of debt discount of $133,827 at December 31, 2012 and $63,114 at December 31, 2011) (A)	$ 2,512,753	$ 551,978
Notes Payable- Related Parties (net of debt discount of $47,673 at December 31, 2012 and $50,053 at December 31, 2011) (B)	509,696	348,130
Convertible Notes Payable (net of debt discount of $217,535 at December 31, 2012 and $41,469 at December 31, 2011) (C)	914,506	228,441
Total	$ 3,936,955	$ 1,128,549

Notes payable, Loans and Derivative Liabilities - Notes payable (Details) (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 30, 2011
Notes Payable
Debt Discount	$ 133,827	$ 63,114
Notes Payable Related Party
Debt Discount	47,673	50,053
Convertible Notes Payable
Debt Discount	$ 217,535	$ 41,469

Notes payable, Loans and Derivative Liabilities:Notes Payable(Details Narrative) (Notes Payable, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Note 1
Date Issued	2010-05
Note Payable Issued	$ 20,000
Interest Rate	6.00%
Warrants Issued	20,000
Conversion Price	$ 1
Expiration date	2011-11
Debt Discount	9,200
Note Payable	23,046	21,846
Note 2
Date Issued	2012-12
Date Issued		Feb 3, 2011
Note Payable Issued	500,000	500,000
Interest Rate	15.00%	15.00%
Warrants Issued	438,144	904,708
Conversion Price	$ 0.18	$ 0.01
Expiration date	2013-06	2012-08
Debt Discount	137,703
Debt Discount Interest Expense	63,114	74,589
Fair value warrants	39,798
Vesting Terms	3 years and 5 years
Note Payable	698,534	593,247
Default	21% interest rate
Note 3
Date Issued	Aug 1, 2012
Note Payable Issued	60,000
Discount rate	20.00%
Warrants Issued	50,000
Conversion Price	$ 0.5
Debt Discount	11,088
Debt Discount Interest Expense	11,088
Vesting Terms	3 years
Aggregate cash proceeds	1,850,000
Note Payable	60,000
Note 4
Date Issued	Aug 7, 2012
Note Payable Issued	30,000
Discount rate	20.00%
Warrants Issued	25,000
Conversion Price	$ 0.5
Debt Discount	3,406
Debt Discount Interest Expense	3,406
Vesting Terms	3 years
Aggregate cash proceeds	1,850,000
Note Payable	30,000
Note 5
Date Issued	Aug 22, 2012
Note Payable Issued	60,000
Discount rate	20.00%
Warrants Issued	50,000
Conversion Price	$ 0.5
Debt Discount	9,495
Debt Discount Interest Expense	9,495
Vesting Terms	3 years
Aggregate cash proceeds	1,850,000
Note Payable	60,000
Note 6
Date Issued	Aug 23, 2012
Note Payable Issued	30,000
Discount rate	20.00%
Warrants Issued	25,000
Conversion Price	$ 0.5
Debt Discount	4,038
Debt Discount Interest Expense	4,038
Vesting Terms	3 years
Aggregate cash proceeds	1,850,000
Note Payable	30,000
Note 7
Date Issued	Dec 31, 2012
Note Payable Issued	2,500,000
Interest Rate	18.00%
Warrants Issued	5,000,000
Conversion Price	$ 0.5
Expiration date	2013-06
Debt Discount	32,202
Debt Discount Interest Expense	3,944
Aggregate cash proceeds	1,000,000
Warrants sold	2,000,000
Additional warrants issued	200,000
Note Payable	$ 1,000,000

Notes payable, Loans and Derivative Liabilities:Notes Payable-Related Party(Details Narrative) (USD $) (Notes Payable Related Party, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Note 1
Date	2008-09
Note Payable Issued	$ 15,000
Interest Rate	10.00%
Expiration date	Sep 13, 2009
Note Payable	21,446	19,942
Note 2
Date	2009-11
Note Payable Issued	10,000
Date	2010-02
Additional Note payable issued	15,000
Interest Rate	5.00%
Warrants Authorized	2,770
Expiration date	Jun 30, 2010
Expiration date	Sep 30, 2010
Debt Discount	2,935
Accured interest	28,726	27,472
Note 3
Note Payable Issued		16,000	49,958
Interest Rate	5.00%
Warrants Authorized	47,690
Payments on notes payable	8,000		9,000
Accured interest	54,550	59,974
Note 4
Date	Oct 17, 2011
Note Payable Issued	400,000
Interest Rate	21.00%
Shares to purchase	2.5
Per loan amount	1
Warrants Authorized	1,000,000
Gross proceeds	125,000	275,000
Warrants Issued	312,500	687,500
Warrant Issued - on Modified Note	1,000,000
Conversion Price	$ 0.1
Conversion price on modified note	$ 0.2
Expiration date	Apr 17, 2012
Expiration Date - on Modified Note	Jun 30, 2013
Debt Discount	3,944
Vesting Terms	3 years
Warrants Fair Market Value	49,439
Note Payable	400,000	283,993
Debt Discount Interest Expense	85,342	20,021
Note 5
Date	Feb 28, 2012
Note Payable Issued	50,000
Interest Rate	21.00%
Warrants Issued	125,000
Warrant Issued - on Modified Note	125,000
Conversion Price	$ 0.1
Conversion price on modified note	$ 0.2
Expiration date	Aug 28, 2012
Expiration Date - on Modified Note	Jun 30, 2013
Debt Discount	7,997
Debt Discount on modified note	6,180
Vesting Terms	3 years
Note Payable	52,647
Debt Discount Interest Expense	7,997
Debt Discount Interest Expense - on Modified Note	$ 882

Notes payable, Loans and Derivative Liabilities:Notes Payable-Convertible Notes Payable 1(Details Narrative) (Convertible Notes Payable, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Note 1
Date Issued	Jul 14, 2010
Convertible Promissory Note	$ 52,380
Maturity date	Sep 13, 2012
Interest rate	20.00%
Common Stock in Escrow	250,000
Conversion price	$ 0.0405
Interest Expense paid	9,526
Debt discount	52,380
Debt Discount Interest Expense	18,552	26,190
September 30, 2010
Conversion price	$ 0.099
Convertible Note	7,500
Common stock, issued	75,758
December 31, 2010
Conversion price	$ 0.14
Convertible Note	7,500
Common stock, issued	53,419
March 31, 2011
Conversion price	$ 0.0252
Convertible Note	5,000
Common stock, issued	198,413
September 30, 2011
Conversion price	$ 0.045
Convertible Note	20,000
Common stock, issued	444,444
March 31, 2012
Conversion price	$ 0.0405
Convertible Note	$ 12,380
Common stock, issued	305,679

Notes payable, Loans and Derivative Liabilities:Notes Payable-Convertible Notes Payable 2-8 (Details Narrative) (USD $) (Convertible Notes Payable, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Note 2
Date Issued	Jul 30, 2010
Convertible Promissory Note	$ 8,000
Interest rate	6.00%
Debt Discount	8,000
Debt Discount Interest Expense		1,333
Conversion price	$ 0.05
Note Payable	9,164	8,683
Note 3
Date Issued	Apr 28, 2011
Convertible Promissory Note	70,588
Discount rate	15.00%
Equity financing to be raised	600,000
Debt Discount	60,000
Debt Discount Interest Expense		60,000
Conversion price	$ 0.05
Vesting Terms	5 years
Warrant Issue Date	Apr 28, 2011
Warrant to purchase common stock	705,882
Exercise price	0.25
Note Payable	70,588	70,588
Note 3 Amended Note
Debt Discount Interest Expense	4,923
Vesting Terms	3 years
Warrant Issue Date	Jun 30, 2012
Warrant to purchase common stock	61,856
Exercise price	0.18
Note 4
Date Issued	Jun 15, 2011
Convertible Promissory Note	57,500
Discount rate	15.00%
Equity financing to be raised	600,000
Debt Discount	50,000
Debt Discount Interest Expense	22,917	27,083
Conversion price	$ 0.05
Vesting Terms	5 years
Warrant Issue Date	Jun 15, 2011
Warrant to purchase common stock	575,000
Exercise price	0.25
Common stock issued for repayment	1,265,000
Note 5
Date Issued	Jul 15, 2011
Convertible Promissory Note	109,822
Discount rate	15.00%
Equity financing to be raised	600,000
Debt Discount	95,497
Debt Discount Interest Expense		95,497
Payment on note payable	1,783
Conversion price	$ 0.05
Vesting Terms	5 years
Warrant to purchase common stock	1,098,220
Exercise price	0.25
Note Payable	109,789	109,789
Note 6
Date Issued	Mar 31, 2012
Convertible Promissory Note	1,000,000
Interest rate	18.00%
Maturity date beginning	Sep 2, 2012
Debt Discount	789,073
Debt Discount Interest Expense	789,073
Past due payment on note	75,000
Vesting Terms	5 years
Warrant to purchase common stock	2,500,000
Exercise price	0.1
Note Payable	850,000
Note 6 Modifed Note
Convertible Promissory Note	775,000
Expiration Date	Jun 30, 2013
Debt Discount	140,759
Debt Discount Interest Expense	35,190
Warrant to purchase common stock	1,550,000
Exercise price	0.5
Note 6 Sold in Offering
Convertible Promissory Note	850,000
Vesting Terms	3 years
Warrant to purchase common stock	2,337,500
Exercise price	0.1
Note 7
Date Issued	Aug 31, 2012
Convertible Promissory Note	3,000,000
Interest rate	18.00%
Debt Discount	499,186
Debt Discount Interest Expense	281,651
Warrant Issue Date	May 13, 2013
Warrant to purchase common stock	6,000,000
Exercise price	0.5
Note Payable	875,000
Note 7 Sold in Offering
Convertible Promissory Note	$ 875,000
Vesting Terms	3 years
Warrant to purchase common stock	1,925,000
Exercise price	0.5

FAIR VALUE MEASUREMENTS - Liability measured at fair value on a recurring basis (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Warrant derivative liability	$ 432,030	$ 155,813
Level 1
Warrant derivative liability
Level 2
Warrant derivative liability
Level 3
Warrant derivative liability	$ 432,030	$ 155,813

Stock options and Warrants (Details Narrative) (USD $)	12 Months Ended	0 Months Ended
	Dec. 31, 2012	Oct. 05, 2012 Vice President	Jul. 03, 2011 Vice President	Jan. 06, 2012 Director of Sales	Apr. 24, 2012 Director	May 18, 2012 Director of National Sales	Aug. 31, 2012 Manager, National Retail Sales
Options		3,837,719	2,950,000	1,500,000	325,000	500,000	396,427
Per Share		$ 0.62	$ 0.2	$ 0.2	$ 0.25	$ 0.25	$ 0.35
Life		7 years	7 years	5 years	3 years	3 years	3 years
Options Vested		2,250,000	1,180,000	250,000	100,000	100,000	135,714
Options vest each three months		198,250
Options vest each six months			295,000
Options vest each year				416,667	75,000	134,000	86,904
Fair Value options		$ 1,221,493	$ 317,400	$ 44,000	$ 18,400	$ 33,900	$ 102,524
Stock Based Compensation Expense	$ 284,887

Stock options and Warrants - Options Summary (Details) (Options, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Options
Stock Options
Beginning Balance	2,983,750	33,750
Granted		2,950,000
Exercised
Forfeited/cancelled	(1,500,000)
Common Stock Options, Outstanding	8,042,896	2,983,750
Exercisable at December 31, 2012	4,389,464
Weighted Average Exercise Price
Beginning Balance	$ 0.31	$ 10.2
Granted	$ 0.46	$ 0.2
Exercised
Forfeited/cancelled	$ 0.2
Balance	$ 0.45	$ 0.31
Exercisable at December 31, 2012	$ 0.3
Weighted Remaining Contractual Life (Years)
Beginning Balance	4 years	3 years 8 months 8 days
Granted	3 years 5 months 5 days	7 years
Balance outsanding	3 years 4 months 7 days	4 years
Exercisable at September 30, 2012	3 years 4 months 7 days
Intrinsic Value
Balance	$ 88,500
Exercisable at December 31, 2012	53,100
Stock Based Compensation Balance	$ 1,350,000

Stock options and Warrants - Common Stock Warrant Summary (Details) (Common Stock Warrants, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Common Stock Warrants
Warrant Activity
Beginning Balance	5,862,140	394,858
Granted	10,775,000	5,787,290
Exercised	(2,039,735)
Forfeited/cancelled	(103,064)	(320,008)
Balance outstanding and exercisable, Number of Warrants	14,494,341	5,862,140
Weighted Average Exericse Price
Beginning Balance	$ 0.12	$ 15.2
Granted	$ 0.34	$ 0.12
Exercised	$ 0.1
Forfeited/cancelled	$ 0.1	$ 18.81
Balance	$ 0.28	$ 0.12
Weighted Remaining Contractual Life (Years)
Exercisable at December 31, 2012	2 years 7 months 5 days
Intrinsic Value
Balance	$ 1,009,212
Exercisable at December 31, 2012	$ 1,009,212
Intinsic value per share	$ 0.23

Stock options and Warrants - Warrants (Details)	12 Months Ended
Dec. 31, 2012
Total Warrants
Number of Warrants Outstanding and Exercisable	14,494,341
Weighted Average Remaining Life in years	2 years 7 months 5 days
452,354
Exercise Price	0.01
Number of Warrants Outstanding and Exercisable	452,354
Weighted Average Remaining Life in years	3 years 0 months 8 days
692,802
Exercise Price	0.1
Number of Warrants Outstanding and Exercisable	692,802
Weighted Average Remaining Life in years	3 years 1 month 3 days
705,882
Exercise Price	0.25
Number of Warrants Outstanding and Exercisable	705,882
Weighted Average Remaining Life in years	3 years 3 months 3 days
575,000
Exercise Price	0.25
Number of Warrants Outstanding and Exercisable	575,000
Weighted Average Remaining Life in years	3 years 4 months 6 days
452,355
Exercise Price	0.01
Number of Warrants Outstanding and Exercisable	452,355
Weighted Average Remaining Life in years	3 years 5 months 0 days
1.098,220
Exercise Price	0.25
Number of Warrants Outstanding and Exercisable	1,098,220
Weighted Average Remaining Life in years	3 years 5 months 4 days
195,291
Exercise Price	0.001
Number of Warrants Outstanding and Exercisable	195,291
Weighted Average Remaining Life in years	1 year 7 months 5 days
1,000,000
Exercise Price	0.1
Number of Warrants Outstanding and Exercisable	1,000,000
Weighted Average Remaining Life in years	1 year 8 months 8 days
125,000
Exercise Price	0.1
Number of Warrants Outstanding and Exercisable	125,000
Weighted Average Remaining Life in years	2 years 1 month 7 days
300,000
Exercise Price	0.25
Number of Warrants Outstanding and Exercisable	300,000
Weighted Average Remaining Life in years	2 years 1 month 7 days
1,197,437
Exercise Price	0.1
Number of Warrants Outstanding and Exercisable	1,197,437
Weighted Average Remaining Life in years	2 years 2 months 1 day
50,000
Exercise Price	0.5
Number of Warrants Outstanding and Exercisable	50,000
Weighted Average Remaining Life in years	2 years 5 months 8 days
25,000
Exercise Price	0.5
Number of Warrants Outstanding and Exercisable	25,000
Weighted Average Remaining Life in years	2 years 5 months 8 days
50,000
Exercise Price	0.5
Number of Warrants Outstanding and Exercisable	50,000
Weighted Average Remaining Life in years	2 years 6 months 7 days
25,000 (2)
Exercise Price	0.5
Number of Warrants Outstanding and Exercisable	25,000
Weighted Average Remaining Life in years	2 years 6 months 7 days
250,000
Exercise Price	0.25
Number of Warrants Outstanding and Exercisable	250,000
Weighted Average Remaining Life in years	2 years 5 months 0 days
1,870,000
Exercise Price	0.5
Number of Warrants Outstanding and Exercisable	1,870,000
Weighted Average Remaining Life in years	2 years 6 months 7 days
55,000
Exercise Price	0.5
Number of Warrants Outstanding and Exercisable	55,000
Weighted Average Remaining Life in years	2 years 7 months 5 days
1,550,000
Exercise Price	0.5
Number of Warrants Outstanding and Exercisable	1.55
Weighted Average Remaining Life in years	2 years 8 months 3 days
1,125,000
Exercise Price	0.5
Number of Warrants Outstanding and Exercisable	1,125,000
Weighted Average Remaining Life in years	2 years 9 months 2 days
1,000,000
Exercise Price	0.5
Number of Warrants Outstanding and Exercisable	1,000,000
Weighted Average Remaining Life in years	2 years 9 months 2 days
1,200,000
Exercise Price	0.25
Number of Warrants Outstanding and Exercisable	1,200,000
Weighted Average Remaining Life in years	3 years
500,000
Exercise Price	0.5
Number of Warrants Outstanding and Exercisable	500,000
Weighted Average Remaining Life in years	3 years

Related Party Transactions (Details Narrative) (USD $)	0 Months Ended			1 Months Ended	12 Months Ended
	Jul. 01, 2008	Dec. 31, 2012	Dec. 31, 2011	Feb. 29, 2012 Employee	Dec. 31, 2012 Employee
Monthly Consulting Fees	$ 6,250
Consulting Fees		100,000	100,000
Warrants Issued				300,000
Per Share				$ 0.25
Life				3 years
Stock Based Compensation Expense					$ 6,149

Commitments and Contingencies Agreements(Details Narrative) (USD $)	0 Months Ended		12 Months Ended	0 Months Ended
	Sep. 30, 2011 Investment Banking Service	Sep. 27, 2010 Investment Banking Service	Dec. 31, 2011 Investment Banking Service	Aug. 31, 2012 Investment Banking Service	Aug. 31, 2012 Attorney	Nov. 02, 2010 Attorney
Warrants Issued	195,291	74,850		899,672	692,802	460,821
Exercise Price	0.001	0.001		0.1	0.1	0.01
Warrants Issued, Value		19,443
Stock Based compensation charge			$ 14,422

Commitments and Contingencies Litigation (Details Narrative) (USD $) (Lawsuit 1, USD $)	Dec. 31, 2012
Lawsuit 1
Litigation
Balance Due on Litigation	$ 21,000

Commitments - Leases (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2015	Mar. 30, 2014
Commitments - Leases Details
Monthly rent	$ 4,200	$ 4,500	$ 4,350

Commitments - Lease payments (Details) (USD $)	Dec. 31, 2012
Commitments - Lease Payments Details
2013	$ 51,817
2014	53,371
2015	13,441
Future minimum lease payments	$ 118,629

Accrued Expenses and other Liabilities - Accrued Liabilities (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Accrued expenses and other current liabilities	$ 1,734,863	$ 2,001,427
Payroll tax liabilities	286,027	220,300
Consultants
Accrued expenses and other current liabilities	100,000	100,000
Accrued Consulting Fees
Accrued expenses and other current liabilities	0	694,742
Payroll and payroll taxes payable
Accrued expenses and other current liabilities	1,399,049	1,131,572
Other Accrued Liabilites
Accrued expenses and other current liabilities	$ 235,814	$ 75,113

Subsequent Events (Details Narrative) (USD $)	0 Months Ended
	Mar. 30, 2013 Investor	May 31, 2013 Promissory Note	May 31, 2013 Convertible Promissory Note
Fair value of warrant	$ 55,000
Warrants Issued	500,000
Exercise Price	0.11	0.1
Maturity date			Aug 13, 2013
Note Payable		30,000	500,000
Original issue discount		20%	50,000
Debt Discount			50,000
Aggregate cash proceeds		1,850,000
Cash Advanced			$ 25,000